UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens

Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2021

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Item 1(a):

THOMPSON
THOMPSON
THOMPSON

THOMPSON IM FUNDS, INC.

SMART INVESTING STARTS HERE®

ANNUAL REPORT November 30, 2021

LARGECAP FUND® (THPGX)	MIDCAP FUND® (THPMX)	BOND FUND® (THOPX)

Telephone: 1-800-999-0887 www.thompsonim.com

THOMPSON IM FUNDS, INC.
ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
ANNUAL REPORT TO SHAREHOLDERS

November 30, 2021

CONTENTS

Page(s)
LargeCap Fund
Investment review	2-4
Schedule of investments	5-8

MidCap Fund
Investment review	9-11
Schedule of investments	12-16

Bond Fund
Investment review	17-20
Schedule of investments	21-35

Fund Expense Examples	36

Financial Statements
Statements of assets and liabilities	37
Statements of operations	38
Statements of changes in net assets	39
Notes to financial statements	40-46
Financial highlights	47-49

Report of Independent Registered Public Accounting Firm	50

Directors and Officers	51-52

Additional Information	53-56

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.

A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)

November 30, 2021

Portfolio Managers

James T. Evans, CFA

Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of 26.71% for the fiscal year ended November 30, 2021, as compared to its benchmark, the S&P 500 Index, which returned 27.92%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11/30/21
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	26.71%	18.44%	14.28%	14.35%
S&P 500 Index	27.92%	20.38%	17.90%	16.16%

Gross Expense Ratio as of 03/31/21 was 1.23%.

Net Expense Ratio after reimbursement as of 03/31/21 was 0.99%*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2022, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www. thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

Management Commentary

While we follow a strategy that generally favors a blend of growth and value stocks, because growth stock valuations are in our view excessive relative to those of value stocks, the Fund currently is tilted more heavily toward the value side of the market. Our concern is that should the market dynamic in this respect revert to its mean, growth stocks stand the risk of significant relative underperformance. Should this valuation gap normalize to more historical levels, we anticipate that the nature of the Fund’s aggregate holdings will again shift toward a more neutral mix of the two styles. Until then, we believe the portfolio’s current composition is appropriate.

For now, this strategy is likely to continue to explain the majority of the Fund’s relative performance. This fiscal year presented two opposite trends for equity investors, both of which illustrate this point. During the first half of the year, the significant valuation gap between value and growth stocks began to close as money flowed out of growth and into value. That the Fund favored value during the year contributed significantly to its competitive risk-adjusted performance during those first 6 months. This trend reversed in the second half of the year, and the Fund’s relative performance suffered. The ultimate result was that for the full year the Fund’s return modestly lagged its benchmark – an event that can be entirely attributed to not owning Nvidia, and to having less exposure to Microsoft and Apple stock than the benchmark.

To some degree, concerns about potentially sticky inflation and continued supply chain backups in the second half of the year may have pushed investors back toward safe-haven technology stocks and away from cyclical companies more likely to benefit from a post-pandemic return to normal life. Erratic foot traffic at a number of retailers and operational issues at companies in many different industries caused by dysfunctional supply chains do seem to be putting some pressure on corporate profit margins. Though we believe these issues to be transient, investors are showing little patience for stalled progress these days. Why wait for a post-pandemic boost when many tech companies’ earnings haven’t sputtered?

All things equal, we’d agree with this assessment. There’s a limit, though, and until the prices on these stocks pull back, we’ll strive to remain patient. Cisco is a good company that has shown strong earnings growth over time. Investors who bought Cisco stock at its peak in 1999 only just started making money on their investment 21 years later. We fear a similar fate may be in store for a number of high-flying growth stocks with similarly high current valuations today.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 5 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

Sector Weightings at 11/30/21

Top 10 Equity Holdings at 11/30/21
Company	Industry	% of Fund’s Net Assets
Alphabet Inc. Class A	Interactive Media & Services	4.83%
Microsoft Corp.	Software	3.99%
Qualcomm Inc.	Semiconductors & Semiconductor Equipment	2.85%
Apple Inc.	Technology Hardware, Storage & Peripherals	2.59%
Bank of America Corp.	Banks	2.50%
General Electric Co.	Industrial Conglomerates	2.43%
JPMorgan Chase & Co.	Banks	2.27%
META Platforms, Inc. Class A	Interactive Media & Services	2.22%
Citigroup Inc.	Banks	2.20%
UnitedHealth Group Inc.	Health Care Providers & Services	2.15%

As of November 30, 2021, 99.9% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS

November 30, 2021
	Shares	Value
COMMON STOCKS - 99.8%		$165,185,083
(COST $111,263,738)

Communication Services - 11.5%		19,029,795
Entertainment - 1.0%
Electronic Arts Inc.	13,575	1,686,287
Interactive Media & Services - 7.1%
Alphabet Inc. Class A (a)	2,815	7,988,829
META Platforms, Inc. Class A (a)	11,325	3,674,510
Media - 3.4%
Discovery, Inc. Class A (a)	105,075	2,445,095
Loyalty Ventures Inc. (a)	12,520	359,324
ViacomCBS Inc. Class B	92,916	2,875,750

Consumer Discretionary - 7.4%		12,223,645
Distributors - 1.7%
LKQ Corp.	50,600	2,828,540
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp. (a)	66,150	2,356,263
Starbucks Corp.	10,825	1,186,853
Household Durables - 1.0%
TopBuild Corp. (a)	6,390	1,723,958
Internet & Direct Marketing Retail - 1.2%
eBay Inc.	28,995	1,956,003
Multiline Retail - 1.0%
Target Corp.	6,410	1,563,014
Specialty Retail - 0.4%
Bed Bath & Beyond Inc. (a)	33,225	609,014

Consumer Staples - 6.0%		9,949,116
Food & Staples Retailing - 2.8%
Performance Food Group Co. (a)	37,350	1,505,579
Walgreens Boots Alliance, Inc.	71,850	3,218,880
Food Products - 1.6%
The Kraft Heinz Co.	78,225	2,629,142
Household Products - 1.6%
Kimberly-Clark Corp.	19,918	2,595,515

Energy - 2.2%		3,665,252
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	28,944	830,114
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	10,820	1,221,253
Exxon Mobil Corp.	26,970	1,613,885

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021
	Shares	Value
COMMON STOCKS (continued)

Financials - 18.9%		$31,266,242
Banks - 11.2%
Bank of America Corp.	93,025	4,136,822
Citigroup Inc.	57,140	3,639,818
Citizens Financial Group, Inc.	26,625	1,258,564
JPMorgan Chase & Co.	23,620	3,751,565
PNC Financial Services Group, Inc.	7,695	1,515,915
Truist Financial Corp.	15,432	915,272
Wells Fargo & Co.	43,275	2,067,679
Zions Bancorporation, N.A.	19,550	1,233,214
Capital Markets - 6.0%
Northern Trust Corp.	20,985	2,427,964
State Street Corp.	37,400	3,327,478
The Charles Schwab Corp.	31,800	2,461,002
The Goldman Sachs Group, Inc.	4,500	1,714,455
Consumer Finance - 0.6%
Discover Financial Services	9,120	983,592
Insurance - 1.1%
Fidelity National Financial, Inc.	37,475	1,832,902

Health Care - 19.9%		32,873,971
Biotechnology - 4.2%
AbbVie Inc.	22,225	2,562,098
Amgen Inc.	8,125	1,615,900
Exact Sciences Corp. (a)	28,150	2,403,165
MiMedx Group Inc. (a)	54,600	382,746
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	8,675	1,091,055
Health Care Providers & Services - 8.4%
Cigna Corp.	10,550	2,024,545
CVS Health Corp.	36,975	3,292,993
HCA Healthcare, Inc.	6,775	1,528,372
McKesson Corp.	16,385	3,551,613
UnitedHealth Group Inc.	8,000	3,553,760
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	61,775	3,312,993
Johnson & Johnson	10,425	1,625,570
Merck & Co., Inc.	22,525	1,687,348
Pfizer Inc.	63,375	3,405,139
Viatris Inc.	67,967	836,674

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021
	Shares	Value
COMMON STOCKS (continued)

Industrials - 6.3%		$10,421,985
Aerospace & Defense - 0.9%
General Dynamics Corp.	8,175	1,544,830
Air Freight & Logistics - 1.4%
FedEx Corp.	9,950	2,292,182
Industrial Conglomerates - 3.0%
General Electric Co.	42,250	4,013,327
3M Co.	5,400	918,216
Machinery - 1.0%
Westinghouse Air Brake Technologies Corp.	18,626	1,653,430

Information Technology - 24.5%		40,549,690
Communications Equipment - 3.0%
Cisco Systems, Inc.	60,110	3,296,432
Lumentum Holdings Inc. (a)	10,125	878,546
Viavi Solutions Inc. (a)	58,735	869,865
Electronic Equipment, Instruments & Components - 3.2%
Corning Inc.	46,850	1,737,667
II-VI Inc. (a)	40,750	2,548,097
Keysight Technologies, Inc. (a)	4,950	962,676
IT Services - 4.2%
Alliance Data Systems Corp.	32,300	2,201,568
Fiserv, Inc. (a)	34,349	3,315,365
PayPal Holdings, Inc. (a)	4,535	838,476
Visa Inc. Class A	3,750	726,638
Semiconductors & Semiconductor Equipment - 5.7%
Infineon Technologies A.G. ADR	58,775	2,669,560
NXP Semiconductors N.V.	8,700	1,943,232
Qualcomm Inc.	26,080	4,709,005
Software - 5.8%
Microsoft Corp.	19,976	6,603,866
Oracle Corp.	32,575	2,955,856
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	25,970	4,292,841

Materials - 1.4%		2,345,310
Metals & Mining - 1.4%
Freeport-McMoRan Inc.	63,250	2,345,310

Real Estate - 1.7%		2,860,077
Equity Real Estate Investment - 0.9%
Simon Property Group, Inc.	10,300	1,574,252
Real Estate Management & Development - 0.8%
Colliers Int’l. Group, Inc.	9,500	1,285,825

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021
	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%		$92,390
(COST $92,390)

Money Market Funds - 0.1%		92,390
First American Gov’t. Obligations Fund Class X, 0.026% (b)	92,390	92,390

TOTAL INVESTMENTS - 99.9% (COST $111,356,128)		165,277,473

NET OTHER ASSETS AND LIABILITIES - 0.1%		164,501

NET ASSETS - 100.0%		$165,441,974

(a)	Non-income producing security.
(b)	Represents the 7 day yield as of November 30, 2021.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$19,029,795	$–	$–	$19,029,795
Consumer discretionary	12,223,645	–	–	12,223,645
Consumer staples	9,949,116	–	–	9,949,116
Energy	3,665,252	–	–	3,665,252
Financials	31,266,242	–	–	31,266,242
Health care	32,873,971	–	–	32,873,971
Industrials	10,421,985	–	–	10,421,985
Information technology	40,549,690	–	–	40,549,690
Materials	2,345,310	–	–	2,345,310
Real estate	2,860,077	–	–	2,860,077
Total common stocks	165,185,083	–	–	165,185,083
Short-term investments
Money market funds	92,390	–	–	92,390
Total short-term investments	92,390	–	–	92,390
Total investments	$165,277,473	$–	$–	$165,277,473

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2021.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)

November 30, 2021

Portfolio Managers

James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The MidCap Fund produced a total return of 29.75% for the fiscal year ended November 30, 2021, as compared to its benchmark, the Russell Midcap Index, which returned 23.29%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11/30/21
	1 Year	3 Year	5 Year	10 Year
Thompson MidCap Fund	29.75%	16.34%	11.22%	12.30%
Russell Midcap Index	23.29%	17.49%	14.44%	14.43%

Gross Expense Ratio as of 03/31/21 was 1.53%.

Net Expense Ratio after reimbursement as of 03/31/21 was 1.15%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2022, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

Management Commentary

While we follow a strategy that generally favors a blend of growth and value stocks, because growth stock valuations are in our view excessive relative to those of value stocks, the Fund currently is tilted more heavily toward the value side of the market. Our concern is that should the market dynamic in this respect revert to its mean, growth stocks stand the risk of significant relative underperformance. Should this valuation gap normalize to more historical levels, we anticipate that the nature of the Fund’s aggregate holdings will again shift toward a more neutral mix of the two styles. Until then, we believe the portfolio’s current composition is appropriate.

For now, this strategy is likely to continue to explain the majority of the Fund’s relative performance, and that was certainly the case during the fiscal year. Though in the second half of the year the trend reversed to some degree, the Russell Midcap Value Index outperformed the Russell Midcap Growth Index for the period. This strongly influenced the competitive performance produced by the Fund. This is in contrast to large-cap stocks, where growth ultimately outperformed value by a wide margin over the same timeframe.

This speaks to the outsized influence mega-cap technology stocks have on that universe. Microsoft, for example, made up over 6% of the S&P 500 Index as of November 30, 2021, while the largest stock in the Russell Midcap Index as of that date made up just over 0.5% of that index. When large-cap investors have gotten nervous recently, they’ve often flooded into large, safe-haven technology companies with high valuations like Microsoft. We’re not seeing the same kind of dynamic at play in mid-caps, which might explain (unlike the S&P 500) why the Russell Midcap Index valuation isn’t quite at what we would consider a nosebleed level.

Still, midcap stock valuations are historically high, and the midcap valuation gap between value and growth remains quite large. Until the prices on growth stocks pull back, we’ll strive to remain patient.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, and tax and other laws. A real estate investment trust’s (REIT’s) share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

Sector Weightings at 11/30/21

Top 10 Equity Holdings at 11/30/21
Company	Industry	% of Fund’s Net Assets
First Horizon National Corp.	Banks	2.24%
LKQ Corp.	Distributors	2.11%
Walgreens Boots Alliance, Inc.	Food & Staples Retailing	2.00%
Alliance Data Systems Corp.	IT Services	1.91%
Northern Trust Corp.	Capital Markets	1.82%
Zions Bancorporation, N.A.	Banks	1.79%
NXP Semiconductors N.V.	Semiconductors & Semiconductor Equipment	1.69%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.68%
Associated Banc-Corp	Banks	1.68%
SS&C Technologies Holdings, Inc.	Software	1.68%

As of November 30, 2021, 99.9% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS

November 30, 2021
	Shares	Value
COMMON STOCKS - 99.9%		$60,883,344
(COST $40,973,035)

Communication Services - 2.4%		1,475,105
Entertainment - 1.1%
Take-Two Interactive Software, Inc. (a)	4,100	680,108
Media - 1.3%
Discovery, Inc. Class A (a)	25,760	599,435
Loyalty Ventures Inc. (a)	6,814	195,562

Consumer Discretionary - 12.3%		7,475,713
Distributors - 2.1%
LKQ Corp.	22,950	1,282,905
Hotels, Restaurants & Leisure - 1.0%
Noodles & Co. (a)	59,332	610,526
Household Durables - 2.6%
Newell Brands, Inc.	45,026	966,708
TopBuild Corp. (a)	2,290	617,819
Internet & Direct Marketing Retail - 1.2%
Duluth Holdings Inc. Class B (a)	54,025	749,327
Leisure Products - 1.0%
Callaway Golf Co. (a)	23,100	622,776
Specialty Retail - 1.2%
Bed Bath & Beyond Inc. (a)	10,680	195,765
Urban Outfitters, Inc. (a)	16,520	523,189
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc.	37,655	608,128
Levi Strauss & Co. Class A	13,700	350,309
Skechers U.S.A., Inc. Class A (a)	21,110	948,261

Consumer Staples - 6.9%		4,231,069
Beverages - 1.8%
MGP Ingredients, Inc.	3,919	305,604
Molson Coors Brewing Co. Class B	17,805	791,254
Food & Staples Retailing - 3.0%
Performance Food Group Co. (a)	14,900	600,619
Walgreens Boots Alliance, Inc.	27,165	1,216,992
Food Products - 1.1%
The Kraft Heinz Co.	20,600	692,366
Household Products - 1.0%
Energizer Holdings, Inc.	16,785	624,234

Energy - 2.8%		1,687,167
Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp.	12,400	287,432
Cheniere Energy, Inc.	7,145	748,867
Pioneer Natural Resources Co.	3,650	650,868

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021
	Shares	Value
COMMON STOCKS (continued)

Financials - 17.0%		$10,359,416
Banks - 8.6%
Associated Banc-Corp	46,758	1,024,000
Citizens Financial Group, Inc.	16,225	766,956
First Horizon National Corp.	84,605	1,364,679
Regions Financial Corp.	17,585	400,059
Truist Financial Corp.	10,091	598,497
Zions Bancorporation, N.A.	17,245	1,087,815
Capital Markets - 3.7%
Northern Trust Corp.	9,580	1,108,406
State Street Corp.	9,145	813,631
The Charles Schwab Corp.	4,415	341,677
Consumer Finance - 1.5%
Discover Financial Services	8,579	925,245
Insurance - 1.0%
Fidelity National Financial, Inc.	12,140	593,767
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Annaly Capital Management, Inc.	72,845	590,044
Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc.	16,000	744,640

Health Care - 16.2%		9,868,871
Biotechnology - 2.1%
Exact Sciences Corp. (a)	7,465	637,287
MiMedx Group Inc. (a)	9,015	63,195
Neurocrine Biosciences, Inc. (a)	7,180	597,735
Health Care Equipment & Supplies - 0.9%
Accelerate Diagnostics, Inc. (a)	110,900	554,500
Health Care Providers & Services - 7.8%
Acadia Healthcare Co., Inc. (a)	12,260	688,644
AMN Healthcare Services, Inc. (a)	7,450	849,375
Hanger, Inc. (a)	35,200	593,824
Henry Schein, Inc. (a)	4,080	289,925
LHC Group, Inc. (a)	4,000	458,880
McKesson Corp.	1,945	421,598
Premier, Inc. Class A	22,830	846,308
Universal Health Services, Inc., Class B	5,100	605,523
Pharmaceuticals - 5.4%
Aerie Pharmaceuticals, Inc. (a)	59,212	598,041
AstraZeneca PLC ADR	7,609	417,202
Bausch Health Cos., Inc. (a)	25,675	612,092
Jazz Pharmaceuticals PLC (a)	8,545	1,024,289
Viatris Inc.	49,590	610,453

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021
	Shares	Value
COMMON STOCKS (continued)

Industrials - 14.8%		$9,027,165
Building Products - 2.1%
A.O. Smith Corp.	9,680	765,204
Trane Technologies PLC	2,650	494,623
Commercial Services & Supplies - 0.8%
Steelcase Inc. Class A	45,810	512,614
Construction & Engineering - 2.3%
MasTec, Inc. (a)	8,590	791,740
Willscot Mobile Mini Holdings Corp. (a)	16,041	611,002
Electrical Equipment - 0.7%
Regal Rexnord Corp.	2,805	443,470
Machinery - 8.1%
Evoqua Water Technologies Corp. (a)	12,000	539,760
Hillenbrand, Inc.	14,750	657,850
Ingersoll-Rand Inc.	2,972	173,386
Kornit Digital Ltd. (a)	2,715	420,581
Mueller Water Products, Inc. Class A	30,225	412,269
Oshkosh Corp.	5,910	635,916
REV Group, Inc.	39,995	627,922
SPX Corp. (a)	4,495	261,384
SPX Flow, Inc.	11,070	924,456
Westinghouse Air Brake Technologies Corp.	3,225	286,283
Trading Companies & Distributors - 0.8%
Hudson Technologies, Inc. (a)	124,325	468,705

Information Technology - 16.2%		9,842,106
Communications Equipment - 2.1%
Calix, Inc. (a)	4,500	301,320
Lumentum Holdings Inc. (a)	6,275	544,482
Viavi Solutions Inc. (a)	28,771	426,099
Electronic Equipment, Instruments & Components - 3.5%
Corning Inc.	13,200	489,588
II-VI Inc. (a)	15,270	954,833
Keysight Technologies, Inc. (a)	3,585	697,211
IT Services - 3.4%
Alliance Data Systems Corp.	17,035	1,161,106
Fiserv, Inc. (a)	9,393	906,612
Semiconductors & Semiconductor Equipment - 4.0%
Infineon Technologies A.G. ADR	13,375	607,492
Marvell Technology, Inc.	11,200	797,104
NXP Semiconductors N.V.	4,605	1,028,573
Software - 2.4%
Black Knight, Inc. (a)	5,890	420,958
SS&C Technologies Holdings, Inc.	13,400	1,022,822
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage, Inc. Class A (a)	15,625	483,906

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021
	Shares	Value
COMMON STOCKS (continued)

Materials - 3.9%		$ 2,358,888
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	10,000	690,500
Crown Holdings, Inc.	5,830	616,814
Metals & Mining - 1.7%
Freeport-McMoRan Inc.	24,885	922,736
Lundin Mining Corp.	16,350	128,838

Real Estate - 6.7%		4,136,648
Equity Real Estate Investment - 4.4%
DiamondRock Hospitality Co. (a)	52,225	454,880
Host Hotels & Resorts Inc. (a)	27,625	433,713
Iron Mountain Inc.	17,935	814,966
Service Properties Trust (a)	51,505	438,308
Simon Property Group, Inc.	3,835	586,141
Real Estate Management & Development - 2.3%
Colliers Int’l. Group Inc.	7,100	960,985
FirstService Corp.	2,325	447,655

Utilities - 0.7%		421,196
Electric Utilities - 0.2%
Xcel Energy, Inc.	2,080	132,558
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	10,600	288,638

SHORT-TERM INVESTMENTS - 0.0%^		71
(COST $71)

Money Market Funds - 0.0%^		71
First American Gov’t. Obligations Fund Class X, 0.026% (b)	71	71

TOTAL INVESTMENTS - 99.9% (COST $40,973,106)		60,883,415

NET OTHER ASSETS AND LIABILITIES - 0.1%		33,238

NET ASSETS - 100.0%		$60,916,653

(a)	Non-income producing security.
(b)	Represents the 7-day yield at November 30, 2021.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$1,475,105	$-	$-	$1,475,105
Consumer discretionary	7,475,713	-	-	7,475,713
Consumer staples	4,231,069	-	-	4,231,069
Energy	1,687,167	-	-	1,687,167
Financials	10,359,416	-	-	10,359,416
Health care	9,868,871	-	-	9,868,871
Industrials	9,027,165	-	-	9,027,165
Information technology	9,842,106	-	-	9,842,106
Materials	2,358,888	-	-	2,358,888
Real estate	4,136,648	-	-	4,136,648
Utilities	421,196	-	-	421,196
Total common stocks	60,883,344	-	-	60,883,344
Short-term investments
Money market funds	71	-	-	71
Total short-term investments	71	-	-	71
Total investments	$60,883,415	$-	$-	$60,883,415

The Fund did not invest in any level-3 investments as of and during the fiscal year ended November 30, 2021.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)

November 30, 2021

Portfolio Managers

James T. Evans, CFA

Jason L. Stephens, CFA

Performance

The Bond Fund produced a total return of 7.43% for the fiscal year ended November 30, 2021, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned -0.66%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned -0.23%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 11/30/21
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	7.43%	3.09%	3.44%	3.69%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	-0.66%	3.29%	2.30%	1.82%
Bloomberg Barclays U.S. Credit 1-5 Year Index	-0.23%	4.00%	2.92%	2.73%

Gross Expense Ratio as of 03/31/21 was 0.72%.	30-Day SEC Yield as of 11/30/21 was 3.13%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

Management Commentary

The Fund’s performance for the annual period was a good one for shareholders, as returns were solidly positive in the face of a negative return from the Fund’s benchmarks. Some of the Fund’s return can be attributed to a continued recovery from bond prices that had been depressed in 2020, especially in the asset-backed and commercial mortgage areas. Still, after entering the fiscal year with a 30-day SEC yield of 4.61%, the majority of the period’s return was simply earned by clipping interest coupons and the passage of time. The Fund ended the November 30, 2021, fiscal year with a 30-day SEC yield of 3.13%, suggesting this effect is likely to help shareholders during the next fiscal year too.

Going forward, we believe fixed-income returns will be challenged by rising inflation and interest rates. Some of these challenges will probably be temporary, while others could be longer lasting. For example, it has been widely reported that Covid-19-related supply chain disruptions with semiconductors have impacted the number of new automobiles being built in 2021. This has created a scarcity of inventory at the dealer level, pushing the price of a new car generally up above the manufacturer’s suggested retail price. Used cars have appreciated as a consequence. This is the type of inflation that, while acute in 2021, is not likely to persist multiple years into the future. Eventually vaccine disbursement will have reached sufficient levels globally that the supply chain should return to a more efficient operating level. When that happens the supply of autos should increase, bringing prices back down. More worrisome is inflation associated with higher labor costs and higher real estate prices translating into higher rent equivalents. These types of costs (salaries and rent) tend to be negotiated a year at a time and are much more persistent. And while it’s too early to be certain, it appears the country may be headed for an extended period of inflation from those two sources.

Within the portfolio we have taken several steps during the fiscal year to attempt to mitigate the effects of higher inflation and potentially higher interest rates. They include the following:

●	Keeping the average duration as low as possible while still generating an attractive 30-day SEC yield. The Fund finished the annual year with an average duration of 1.85.

●	Investing in floating-rate securities tied to a benchmark that would be expected to yield more if interest rates increase. At fiscal year-end, roughly 26.41% of the Fund was invested in such floating-rate securities, with another 16.10% of the Fund in bonds scheduled to float at some point in the future if they are not called prior to that time.

●	Focusing recent purchases of bonds on those in the 2022-23 maturity range. While bonds in this maturity range generally yield less than the overall portfolio, their short maturity means the Fund expects to receive the proceeds from the bonds sooner and be in a position to reinvest at higher rates if yields rise. At fiscal year-end, roughly 25.25% of the Fund was scheduled to mature before the end of 2023. The sinkable nature of other longer-maturity holdings is also expected to provide additional cash before the end of 2023 that could be reinvested.

No plan is foolproof, and if rates rise quickly enough they could overwhelm the efforts described above. We saw some of this during the final two months of the fiscal year as yields on 2-3-year maturity Treasuries increased between 29 and 33 basis points. However, we believe the Fund on a relative basis is more insulated from potentially rising rates than other strategies that have a heavier allocation to Treasury bills or to intermediate- and long-term debt. Such approaches either generate very little current yield (Treasury bills) or have much higher durations (intermediate and long-term bonds). Such approaches only make sense to us in an environment of steady or falling interest rates.

There has been another key change to the Fund’s portfolio over the past several quarters. We have made a conscious effort to shift the Fund’s holdings towards securities with higher credit quality ratings. As a result, holdings rated A- or better have risen as a percentage of Fund net assets, from 26.32% at the beginning of the fiscal year to 31.57% at fiscal end. This has largely come from holdings in the BBB-rated tier, which have shrunk from 57.38% to 53.12% of net assets. We’ve been able to do this while maintaining a higher 30-day SEC yield by increasing the Fund’s allocation to government-related securities, as well as to higher-rated (A- or better) commercial mortgage and asset-backed securities. The Fund has a history of operating in both spaces, with exposure dating back between 5 and 11 years depending on the security type. These are not new asset classes to the Fund or our investment team. The difference today is that on a relative basis we view them as more attractive than many simpler BBB-rated corporate bonds thanks to significant spread narrowing among the latter group. Thus our allocation to them is larger than before. Should spreads widen back out on BBB-rated corporate bonds to more attractive levels, we would consider partially reversing this trade.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

As managers we realize our investment strategy is different than many others. We appreciate shareholders who have taken the time to understand those differences, and who share our concerns over interest-rate risk. We are optimistic the Fund can generate competitive returns in a variety of possible future scenarios, and look forward to sharing those future returns with you.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 21 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Basis Point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Coupon is the annual interest rate paid on a bond, expressed as a percentage of the face value and paid from issue date until maturity.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)

November 30, 2021

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of November 30, 2021, 54.00% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the percentage of corporate bonds held in the Fund’s portfolio over the past 5 years has generally equaled or exceeded the percentage of corporate bonds held in the Fund’s portfolio as of that date. In addition, as of that date 25.45% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 7.45% of the Fund’s portfolio was rated below investment-grade and 50.47% of the Fund’s portfolio was not rated by Standard & Poor’s. Additional information regarding the ratings of securities held in the Fund’s portfolio, including information pertaining to securities that have not been rated by Standard & Poor’s but have been rated by another Nationally Recognized Statistical Credit Rating Organization, is reflected in the quality composition table below. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

Asset Allocation at 11/30/21
(Includes cash equivalents) % of Total Investments
Corporate Bonds	54.00%
Commercial Mortgage-Backed Securities	15.53%
Asset-Backed Securities	14.50%
U.S. Government Agency Mortgage-Backed Securities	8.65%
U.S. Government & Agency Securities	4.51%
Convertible Bonds	2.43%
Sovereign Bonds	0.22%
Taxable Municipal Bonds	0.11%
Residential Mortgage-Backed Securities	0.05%
100.00%

Quality Composition at 11/30/21^
(Includes cash equivalents) % of Total Investments
U.S. Government & Agency Issues	13.16%
AAA	2.16%
AA	2.04%
A	14.20%
BBB	53.12%
BB and Below	13.26%
Not Rated	2.06%
100.00%

^	The Bond Fund’s quality composition is calculated using ratings from Standard & Poor’s. If Standard & Poor’s does not rate a holding then Moody’s is used. If Standard & Poor’s and Moody’s do not rate a holding then Fitch is used. For certain securities that are not rated by any of these three agencies, credit ratings from other Nationally Recognized Statistical Credit Rating Organization (NRSRO) agencies may be used. Not rated category includes holdings that are not rated by any NRSRO. All ratings are as of 11/30/21.

Top 10 Bond Holdings by Issuer at 11/30/21
% of Fund’s Net Assets
Ginnie Mae REMIC Trust	4.89%
U.S. Treasury Bills	4.45%
COMM Mortgage Trust	2.89%
Freddie Mac REMIC	2.02%
Lincoln National Corp.	1.90%
General Electric Co.	1.87%
Morgan Stanley Bank of America Merrill Lynch Trust	1.71%
JPMBB Commercial Mortgage Securities Trust	1.66%
WFRBS Commercial Mortgage Trust	1.55%
AmTrust Financial Services, Inc.	1.54%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 94.2%				$2,432,000,710
(COST $2,519,513,627)

Asset-Backed Securities - 14.3%				369,216,910
AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	773,047	744,013
Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,368,213	1,377,782
American Airlines, Series 2013-2 A	4.950	07/15/24	118,101	121,067
American Airlines, Series 2014-1 B	4.375	04/01/24	79,401	79,568
American Airlines, Series 2015-1 B	3.700	11/01/24	2,082,929	2,051,021
American Airlines, Series 2016-1 B	5.250	07/15/25	1,085,566	1,078,570
American Airlines, Series 2017-1 A	4.000	08/15/30	245,313	245,705
American Tower Trust #1 (h)	3.070	03/15/48	13,100,000	13,112,851
Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,796,303
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	5,824,003	5,833,475
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	1,248,698	1,219,737
Burlington Northern and Santa Fe Railway Co. Trust, Series 2002-1	5.943	01/15/23	647	651
Business Jet Securities, LLC, Series 2019-1 B (h)	5.193	07/15/34	1,107,377	1,097,875
Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	3,690,611	3,679,242
Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	4,933,541	5,288,406
Cibolo Canyons Special Improvement District (h)	4.250	08/20/34	2,520,000	2,381,400
Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	27,021,725	27,019,312
DCAL Aviation Finance Ltd., Series 2015-1A A1 (h)	4.213	02/15/40	1,335,180	1,198,438
ECAF I Ltd., Series 2015-1A A2 (h)	4.947	06/15/40	9,702,443	8,923,876
ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	20,369,101	11,423,032
GAIA Aviation Ltd. ( TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	3,732,055	3,494,194
Harley Marine Financing LLC, Series 2018-1A A2 (h)	5.682	05/15/43	13,342,091	13,214,065
HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,967,500	13,033,310
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)	5.270	12/15/38	2,702,399	2,514,984
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	3,808,098	3,775,217
HP Communities LLC (h)	5.320	03/15/23	96,712	97,068
Icon Brand Holdings LLC, Series 2012-1A A (h)	4.229	01/25/43	7,009,399	2,763,278
JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	907,397	860,280
KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	3,614,296	3,291,627
KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	13,713,036
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	2,312,620	2,283,441
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	2,691,017	2,319,387
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	29,310,492
MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	4,169,404
MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	1,688,779	1,538,606
ME Funding, LLC, Series 2019-1 A2 (h)	6.448	07/30/49	22,540,000	23,693,349
Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	7,483,250	6,868,363
Merlin Aviation Holdings D.A.C., Series 2016-1 B (f)(h)(i)	6.500	12/15/32	1,554,779	1,282,008
METAL LLC, Series 2017-1 A (h)(j)	4.581	10/15/42	16,411,490	14,737,267
METAL LLC, Series 2017-1 B (h)	6.500	10/15/42	26,657,035	15,120,278
Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	652,384	651,739
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,350,224
PNMAC GMSR Issuer Trust, Series 2018-GT1 A (1 month LIBOR + 2.850%, floor 2.850%) (d)(h)	2.942	02/25/23	4,000,000	4,007,216
Project Silver, Series 2019-1 A (h)	3.967	07/15/44	5,429,380	5,328,495
PROP Limited, Series 2017-1 B (h)(j)	6.900	03/15/42	4,173,230	2,128,347
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	7,772,262	6,835,586
S-Jets Limited, Series 2017-1 A (h)	3.967	08/15/42	3,612,353	3,601,184
S-Jets Limited, Series 2017-1 B (h)	5.682	08/15/42	12,342,901	11,142,512
SMB Private Education Loan Trust, Series 2014-A C (h)	4.500	09/15/45	7,000,000	6,842,033

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Sprite Limited, Series 2017-1 B (h)	5.750	12/15/37	14,177,604	$12,532,120
Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	10,000,000	9,949,440
Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	5,000,000	4,919,480
TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	26,914,606	26,114,274
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	4.212	05/17/32	782,745	787,274
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)	5.750	05/17/32	5,175,793	4,855,382
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	4,088,343
United Air Lines, Series 2020-1 A	5.875	04/15/29	4,516,500	4,934,919
US Airways, Series 2011-1A	7.125	04/22/25	4,118,906	4,357,383
WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	2,372,676	2,323,671
Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	5,794,162	5,715,310

Commercial Mortgage-Backed Securities - 15.3%				395,607,346
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	6,000,000	6,260,786
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(h)	1.240	06/15/31	5,608,848	5,473,483
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 D (1 month LIBOR + 2.750%, floor 2.750%) (d)(h)	2.840	06/15/31	12,000,000	5,530,553
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.462	11/10/48	7,000,000	6,580,236
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.750	02/10/49	5,000,000	5,132,464
Citigroup Commercial Mortgage Trust, Series 2018-B2 A1	2.856	03/10/51	201,759	203,700
COMM Mortgage Trust, Series 2012-CR1 AM	3.912	05/15/45	1,909,520	1,926,181
COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	5,500,000	5,518,415
COMM Mortgage Trust, Series 2012-CR1 C (d)	5.383	05/15/45	1,500,000	1,463,117
COMM Mortgage Trust, Series 2012-CR3 E (d)(h)	4.749	10/15/45	5,000,000	2,843,093
COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	3,024,942
COMM Mortgage Trust, Series 2012-CR4 B (h)	3.703	10/15/45	5,606,000	5,210,915
COMM Mortgage Trust, Series 2012-LC4 AM	4.063	12/10/44	4,595,715	4,612,300
COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	5,000,000	5,002,096
COMM Mortgage Trust, Series 2012-LC4 C (d)	5.558	12/10/44	2,514,188	2,399,023
COMM Mortgage Trust, Series 2013-CR6 A4	3.101	03/10/46	2,865,000	2,899,181
COMM Mortgage Trust, Series 2013-CR9 C (d)(h)	4.279	07/10/45	1,500,000	1,419,858
COMM Mortgage Trust, Series 2013-CR9 D (d)(h)(j)	4.279	07/10/45	4,898,000	3,647,574
COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	3,136,250
COMM Mortgage Trust, Series 2014-CC17 D (d)(h)	4.848	05/10/47	5,210,000	4,858,584
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.919	04/10/47	5,000,000	5,205,038
COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)	4.712	08/10/47	9,740,000	8,623,091
COMM Mortgage Trust, Series 2014-UBS5	4.514	09/10/47	3,270,000	3,455,990
COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.613	09/10/47	6,500,000	6,663,238
COMM Mortgage Trust, Series 2015-DC1 C (d)	4.306	02/10/48	540,000	545,514
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.321	07/10/50	2,500,000	2,262,275
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.455	12/15/49	3,000,000	2,623,448
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ C (1 month LIBOR + 2.750%, floor 2.750%) (d)(h)	2.840	01/15/34	2,000,000	1,986,051
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.261	04/15/50	1,780,000	1,688,691
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.187	06/15/57	5,000,000	5,154,192
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.187	06/15/57	3,579,000	3,430,588
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.119	08/15/48	3,905,000	4,039,076
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)	3.369	08/15/48	5,795,000	3,393,007
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	7,474,283

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	5.098	05/10/44	4,197,000	$4,203,014
GS Mortgage Securities Trust, Series 2011-GC5 B (d)(h)	5.158	08/10/44	3,000,000	3,004,312
GS Mortgage Securities Trust, Series 2012-GCJ7 AS	4.085	05/10/45	800,000	804,927
GS Mortgage Securities Trust, Series 2013-G1 A2 (h)	3.557	04/10/31	1,210,000	1,210,028
GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	4,811,060
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.512	09/10/47	7,340,000	7,518,071
GS Mortgage Securities Trust, Series 2014-GC24 D (d)(h)(j)	4.533	09/10/47	2,955,000	2,071,299
GS Mortgage Securities Trust, Series 2018-3PCK A (1 month LIBOR + 1.700%, floor 1.700%) (d)(h)	1.790	09/15/31	4,943,106	4,926,136
HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	5,858,012
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	5,833,325	5,885,451
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	9,169,691
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX AS	4.271	06/15/45	2,133,285	2,160,127
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX B (d)	4.595	06/15/45	5,863,000	5,924,194
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	4.363	12/15/47	3,000,000	3,031,759
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11 B	3.499	04/15/46	5,000,000	5,065,030
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)(i)	4.576	07/15/47	5,000,000	4,223,379
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.098	07/15/45	6,048,000	6,203,185
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.548	08/15/46	6,310,000	6,417,038
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.548	08/15/46	5,000,000	4,750,130
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.793	02/15/47	5,060,000	4,823,688
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)	4.553	09/15/47	4,966,000	3,861,081
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	10,744,749
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.148	10/15/48	5,496,426	5,564,797
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	498,605
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 A4	3.176	08/15/45	656,528	659,627
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 B	3.769	02/15/46	200,000	201,319
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.097	02/15/46	7,000,000	6,964,341
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.075	07/15/46	1,478,864	1,527,912
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.075	07/15/46	2,750,000	2,434,315
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.351	08/15/46	6,881,000	6,761,153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.763	10/15/46	2,110,000	2,102,679
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.765	06/15/47	7,015,936	6,924,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18 D (h)	3.389	10/15/47	5,000,000	4,660,398
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.135	03/15/48	8,000,000	7,846,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)	4.210	04/15/48	5,000,000	4,190,062

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.211	06/15/44	758,178	$741,142
Morgan Stanley Capital I Trust, Series 2012-C4 A4	3.244	03/15/45	780,305	783,333
Morgan Stanley Capital I Trust, Series 2012-C4 C (d)(h)	5.412	03/15/45	383,000	382,351
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.582	12/15/48	6,500,000	6,220,610
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.150	12/15/49	5,000,000	4,785,517
Morgan Stanley Capital I Trust, Series 2017-HR2 A2	3.345	12/15/50	400,000	407,134
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 month LIBOR + 1.400%, floor 1.400%) (d)(h)	1.487	05/15/36	7,090,000	7,001,684
Palisades Center Trust, Series 2016-PLSD A (h)	2.713	04/13/33	5,000,000	4,627,288
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2 A4	3.525	05/10/63	1,585,000	1,596,422
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1 B (d)(h)	6.412	01/10/45	112,315	112,336
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.306	07/15/46	714,000	736,084
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.306	07/15/46	7,000,000	6,966,116
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	1,062,254
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,908,524
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.601	11/15/48	5,000,000	5,142,762
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,816,407
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.557	09/15/58	800,000	861,348
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.455	09/15/48	5,000,000	4,617,449
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.172	11/15/59	3,000,000	2,628,491
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(h)	0.965	12/15/34	1,625,000	1,623,211
WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	1,806,194	1,833,265
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,633,302
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.347	12/15/45	7,000,000	6,226,043
WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,531,466
WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	3.960	06/15/46	5,000,000	4,988,002
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.503	08/15/46	3,800,000	3,768,694
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	5.001	09/15/46	2,225,000	2,285,246
WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	6,140,315
WFRBS Commercial Mortgage Trust, Series 2014-C20 C	4.513	05/15/47	4,500,000	4,269,112
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,995,511
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,462,189
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.516	06/05/35	2,900,000	2,763,747

Convertible Bonds - 2.4%				61,866,084
Blackstone Mortgage Trust, Inc.	4.375	05/05/22	2,000,000	2,003,038
DigitalBridge Group, Inc.	5.000	04/15/23	19,225,000	19,790,266
FedNat Holding Co. (h)	5.000	04/19/26	5,000,000	5,000,000
Goldman Sachs BDC, Inc.	4.500	04/01/22	10,000,000	10,099,908
Hope Bancorp Inc.	2.000	05/15/38	25,750,000	24,773,072
Prospect Capital Corp.	4.950	07/15/22	198,000	199,800

Corporate Bonds - 53.3%				1,375,532,231
A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	5,080,187
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	8,094,660
Adani Abbot Point Terminal Pty. Ltd. (h)	4.450	12/15/22	8,570,000	8,312,900
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950	02/01/22	725,000	726,901
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500	05/26/22	300,000	303,482
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625	07/01/22	4,050,000	4,141,384

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300	01/23/23	2,328,000	$2,384,242
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125	07/03/23	2,795,000	2,916,110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500	09/15/23	20,529,000	21,636,759
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150	10/29/23	500,000	498,751
Agrium Inc.	3.150	10/01/22	389,000	393,801
Aircastle Ltd.	5.000	04/01/23	7,577,000	7,959,652
Aircastle Ltd.	4.400	09/25/23	600,000	630,966
Allergan, Inc.	2.800	03/15/23	303,000	307,397
Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	10,582,070
Ameris Bancorp (5.750% to 03/15/22, then 3 month LIBOR + 3.616%) (d)	5.750	03/15/27	5,000,000	5,062,298
AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	39,823,604
Arbor Realty Trust, Inc.	5.625	05/01/23	16,495,000	16,926,554
Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	10,226,515
Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	10,010,078
Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	1,001,008
Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	2,000,000
Aspen Insurance Holdings Ltd.	4.650	11/15/23	3,313,000	3,534,331
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	2.496	12/15/66	31,751,000	25,242,045
Atlantic Union Bankshares Corp. (5.000% to 12/15/21, then 3 month LIBOR + 3.175%) (d)	5.000	12/15/26	1,011,000	1,011,218
Avana Bonhon, LLC (h)	6.125	09/15/24	2,884,615	3,021,427
Avnet, Inc.	4.875	12/01/22	2,054,000	2,134,579
Axos Financial, Inc. (4.875% to 10/01/25, then SOFRRATE + 4.760%) (d)	4.875	10/01/30	8,000,000	8,608,272
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(g)	4.000	12/16/21	2,600,000	2,541,481
Banc of California, Inc.	5.250	04/15/25	5,400,000	5,644,862
Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	12,500,000	13,196,580
Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(g)	5.200	06/01/23	2,500,000	2,543,750
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	2.656	11/19/30	671,000	638,988
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	7,139,634
Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) (d)(g)	3.542	12/20/21	9,989,000	10,003,983
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then SOFRRATE + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	3,055,321
BayCom Corp. (5.250% to 09/15/25, then SOFRRATE + 5.210%) (d)	5.250	09/15/30	8,460,000	8,837,338
BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(h)	5.625	08/01/28	9,000,000	8,903,985
Becton Dickinson and Co. (3 month LIBOR + 1.030%) (d)	1.148	06/06/22	25,355,000	25,472,891
Block Financial LLC	5.500	11/01/22	3,493,000	3,557,614
Boeing Co.	2.125	03/01/22	628,000	629,402
Boeing Co.	2.700	05/01/22	889,000	896,300
Boeing Co.	4.508	05/01/23	1,050,000	1,096,608
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	15,000,000	16,121,861
Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	5,069,781
Byline Bancorp, Inc. (6.000% to 07/01/25, then SOFRRATE + 5.880%) (d)	6.000	07/01/30	12,000,000	12,777,992
CA, Inc.	4.500	08/15/23	85,000	88,543
Cabot Corp.	3.700	07/15/22	702,000	715,078
Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	21,345,128
Carpenter Technology Corp.	4.450	03/01/23	2,763,000	2,837,784

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Carrington Holding Co., LLC (h)	8.000	01/01/26	12,000,000	$12,097,933
CBS Broadcasting Inc.	7.125	11/01/23	150,000	165,328
CDW LLC / CDW Finance Corp.	4.125	05/01/25	1,000,000	1,022,500
CenterState Bank Corp. (5.750% to 06/01/25, then SOFRRATE + 5.617%) (d)	5.750	06/01/30	690,000	757,451
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,907,231
Charles Schwab Corp. (4.625% to 03/01/22, then 3 month LIBOR + 3.315%) (d)(g)	4.625	03/01/22	21,618,000	21,699,067
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.104	07/09/28	740,000	665,442
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	1.632	11/15/28	245,000	213,462
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	5.124	12/23/29	1,152,000	1,120,094
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	2.656	11/19/30	727,000	601,382
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.376	07/09/33	1,394,000	1,166,517
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.550	12/20/33	2,863,000	2,386,502
Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	0.730	08/25/36	868,000	759,618
Clear Blue Financial Holdings, LLC (h)	7.000	04/15/25	5,000,000	5,010,374
CNH Industrial Capital LLC	4.375	04/05/22	100,000	101,206
CNH Industrial Capital LLC	4.200	01/15/24	475,000	503,629
CNH Industrial N.V.	4.500	08/15/23	2,831,000	2,988,613
Coach, Inc.	3.000	07/15/22	1,668,000	1,688,735
Congressional Bancshares, Inc. (5.750% to 12/01/24, then SOFRRATE + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	5,084,687
ConnectOne Bancorp, Inc. (5.200% to 02/01/23, then 3 month LIBOR + 2.840%) (d)	5.200	02/01/28	6,375,000	6,481,229
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then SOFRRATE + 5.605%) (d)	5.750	06/15/30	7,780,000	8,426,216
County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,611,414
Cowen Inc. (h)	7.250	05/06/24	20,000,000	21,613,101
CRB Group, Inc. (h)	6.250	06/15/23	5,000,000	5,290,022
Credit Suisse Group Funding Guernsey Ltd.	3.800	09/15/22	250,000	256,220
Deutsche Bank AG	3.050	09/15/22	115,000	116,006
Deutsche Bank AG	3.950	02/27/23	2,250,000	2,329,644
Digital Equipment Corp.	7.750	04/01/23	624,000	664,633
Discovery Communications, LLC	3.250	04/01/23	100,000	102,307
Eagle Bancorp, Inc.	5.750	09/01/24	1,825,000	1,961,281
Eastman Chemical Co.	3.500	12/01/21	250,000	250,000
EF Holdco Inc. / EF Cayman Holdings Ltd. (h)	5.500	09/01/22	3,500,000	3,527,790
Energy Transfer LP	3.600	02/01/23	200,000	204,706
Energy Transfer LP	4.250	03/15/23	1,250,000	1,291,024
Energy Transfer LP	4.200	09/15/23	1,643,000	1,722,482
Energy Transfer LP	5.875	01/15/24	1,850,000	1,994,698
Energy Transfer LP	7.600	02/01/24	1,838,000	2,031,833
Energy Transfer LP / Regency Energy Finance Corp.	4.500	11/01/23	7,517,000	7,914,948
Enstar Group Ltd.	4.500	03/10/22	28,162,000	28,369,256

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	2.897	06/01/67	8,538,000	$7,811,160
Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	6,854,041
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	4.820	03/15/26	4,000,000	4,009,366
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	2.541	05/01/67	17,705,000	17,152,395
Expedia Group, Inc.	3.600	12/15/23	250,000	260,794
F&M Financial Services Corp. (5.950% to 09/15/24, then SOFRRATE + 4.840%) (d)(h)	5.950	09/15/29	9,000,000	9,375,167
FedNat Holding Co.	7.750	03/15/29	17,000,000	18,105,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(h)	6.875	10/15/28	6,500,000	6,875,512
Fidelity Federal Bancorp (6.000% to 11/01/24, then SOFRRATE + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	7,239,952
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)	3.261	12/31/21	14,997,000	14,809,596
First American Financial Corp.	4.300	02/01/23	1,600,000	1,655,932
First Financial Bancorp (5.250% to 05/15/25, then SOFRRATE + 5.090%) (d)	5.250	05/15/30	3,000,000	3,199,804
Flex Ltd.	5.000	02/15/23	3,119,000	3,268,253
Flushing Financial Corp. (5.250% to 12/15/21, then 3 month LIBOR + 3.440%) (d)	5.250	12/15/26	6,030,000	6,026,363
FNB Corp.	2.200	02/24/23	125,000	126,488
FNB Corp.	4.875	10/02/25	2,000,000	2,117,450
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	2.198	10/01/66	9,285,000	8,844,940
FS KKR Capital Corp.	4.750	05/15/22	9,532,000	9,673,199
General Electric Capital Corp. (3 month LIBOR + 0.380%) (d)	0.520	05/05/26	5,148,000	5,086,379
General Electric Co. (3 month LIBOR + 3.330%) (d)(g)	3.446	03/15/22	44,245,000	43,138,875
General Motors Co.	4.875	10/02/23	1,500,000	1,595,719
General Motors Co.	5.400	10/02/23	1,000,000	1,077,747
General Motors Financial Co., Inc.	3.700	05/09/23	600,000	620,922
General Motors Financial Co., Inc.	4.250	05/15/23	3,551,000	3,717,449
General Motors Financial Co., Inc.	5.100	01/17/24	932,000	1,003,164
Genpact Luxembourg Sarl	3.700	04/01/22	730,000	735,845
Georgia-Pacific LLC	8.000	01/15/24	1,500,000	1,714,076
GLP Capital L.P. / GLP Financing II, Inc.	5.375	11/01/23	4,501,000	4,788,029
Goldcorp Inc.	3.700	03/15/23	147,000	149,707
Government Properties Income Trust	4.000	07/15/22	39,000	39,646
Great Southern Bank (5.500% to 06/15/25, then SOFRRATE + 5.325%) (d)	5.500	06/15/30	2,000,000	2,157,105
Green Bancorp, Inc. (8.500% to 12/15/21, then 3 month LIBOR + 6.685%) (d)	8.500	12/15/26	7,000,000	7,014,749
Hallmark Financial Services, Inc.	6.250	08/15/29	13,000,000	12,350,000
Hanmi Financial Corp. (5.450% to 03/30/22, then 3 month LIBOR + 3.315%) (d)	5.450	03/30/27	10,050,000	10,149,374
HCA Inc.	4.750	05/01/23	6,733,000	7,074,795
Highwoods Realty L.P.	3.625	01/15/23	205,000	209,392
Hilltop Holdings Inc. (5.750% to 05/15/25, then SOFRRATE + 5.680%) (d)	5.750	05/15/30	8,000,000	8,538,697
HollyFrontier Corp.	2.625	10/01/23	1,638,000	1,676,985
Home BancShares Inc. (5.625% to 04/15/22, then 3 month LIBOR + 3.575%) (d)	5.625	04/15/27	7,526,000	7,634,482
Horizon Bancorp, Inc. (5.625% to 07/01/25, then SOFRRATE + 5.490%) (d)	5.625	07/01/30	6,000,000	6,578,035

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hospitality Properties Trust	4.500	03/15/25	720,000	$694,800
Hospitality Properties Trust	4.750	10/01/26	3,295,000	3,148,521
Hospitality Properties Trust	4.950	02/15/27	1,549,000	1,477,731
Hospitality Properties Trust	3.950	01/15/28	1,436,000	1,292,343
Host Hotels & Resorts LP	3.750	10/15/23	3,069,000	3,218,013
Host Hotels & Resorts LP	3.875	04/01/24	7,340,000	7,714,279
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(h)	6.000	12/06/28	3,000,000	3,135,691
Hyatt Hotels Corp.	1.300	10/01/23	400,000	400,257
IIP Operating Partnership, LP	5.500	05/25/26	3,000,000	3,230,068
International Lease Finance Corp.	8.625	01/15/22	728,000	734,731
International Lease Finance Corp.	5.875	08/15/22	818,000	847,265
Investar Holding Corp. (6.000% to 03/30/22, then 3 month LIBOR +3.945%) (d)	6.000	03/30/27	796,000	801,568
Jabil Circuit, Inc.	4.700	09/15/22	104,000	107,101
Jefferies Group LLC / Jefferies Group Capital Finance Inc. (4.000% to 01/27/22, then 6.000%) (c)	4.000	01/27/32	750,000	745,338
Jones Lang LaSalle Inc.	4.400	11/15/22	1,008,000	1,033,914
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (d)(g)	3.451	01/01/22	9,552,000	9,456,480
JPMorgan Chase & Co. (3 month LIBOR + 3.470%) (d)(g)	3.599	01/30/22	9,030,000	9,040,904
JPMorgan Chase & Co. (3 month LIBOR + 3.800%) (d)(g)	3.932	02/01/22	2,000,000	2,005,600
JPMorgan Chase & Co. (4.000% to 04/01/25, then SOFRRATE + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,951,250
Kohl’s Corp.	4.750	12/15/23	338,000	358,321
Liberty Commercial Finance LLC (h)	6.000	06/30/26	6,000,000	6,007,575
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	2.515	05/17/66	29,378,000	26,680,218
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	2.172	04/20/67	25,384,000	22,307,459
Lorillard Tobacco Co.	3.750	05/20/23	339,000	346,620
Main Street Capital Corp.	4.500	12/01/22	11,470,000	11,880,160
Marathon Petroleum Corp.	4.500	05/01/23	250,000	261,291
Marriott Int’l., Inc.	2.300	01/15/22	1,800,000	1,801,133
Marriott Int’l., Inc.	3.250	09/15/22	148,000	149,942
Marriott Int’l., Inc.	2.125	10/03/22	1,824,000	1,844,245
Marriott Int’l., Inc.	3.125	02/15/23	1,320,000	1,346,176
Marriott Int’l., Inc.	4.150	12/01/23	5,280,000	5,575,584
Marvell Technology Group Ltd.	4.200	06/22/23	1,633,000	1,707,329
Medallion Financial Corp. (h)	8.250	03/22/24	10,000,000	10,475,000
Meridian Corp. (5.375% to 12/30/24, then SOFRRATE + 3.950%) (d)	5.375	12/30/29	10,000,000	10,279,713
Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	0.876	09/15/26	3,870,000	3,848,840
Meta Financial Group, Inc. (3 month LIBOR + 4.630%) (d)	4.786	08/15/26	6,225,000	6,345,307
Metropolitan Bank Holding Corp. (6.250% to 03/15/22, then 3 month LIBOR + 4.260%) (d)(h)	6.250	03/15/27	2,000,000	2,002,060
Midland States Bancorp, Inc. (5.000% to 09/30/24, then SOFRRATE + 3.610%) (d)	5.000	09/30/29	5,500,000	5,731,422
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (h)	6.500	06/20/27	7,000,000	7,472,500
Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(h)	5.875	07/15/28	6,000,000	6,208,663
MM Finished Lots Holdings, LLC (h)	7.250	01/31/24	563,868	563,868

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
MM Finished Lots Holdings, LLC (h)	6.500	11/30/25	2,006,745	$2,006,745
Monsanto Co.	2.200	07/15/22	2,032,000	2,036,107
Morgan Stanley	3.875	10/11/22	400,000	408,038
Mylan Inc.	4.200	11/29/23	695,000	732,612
NatWest Group PLC	3.875	09/12/23	350,000	366,045
New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,971,565
Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	10,099,795
Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	1,009,980
NexBank Capital, Inc. (6.375% to 09/30/22, then 3 month LIBOR + 4.585%) (d)(h)	6.375	09/30/27	5,000,000	5,154,683
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	7,000,000	7,515,295
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then SOFRRATE + 4.905%) (d)(h)	6.000	09/30/29	5,000,000	5,113,340
Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(h)	6.875	10/01/28	5,000,000	5,282,989
OceanFirst Financial Corp. (5.250% to 05/15/25, then SOFRRATE + 5.095%) (d)	5.250	05/15/30	6,000,000	6,441,944
Office Properties Income Trust	4.250	05/15/24	16,838,000	17,644,065
Office Properties Income Trust	4.500	02/01/25	100,000	105,913
Ohio National Financial Services, Inc. (e)(h)	5.800	01/24/30	5,000,000	5,741,516
Old Second Bancorp, Inc. (5.750% to 12/31/21, then 3 month LIBOR + 3.850%) (d)	5.750	12/31/26	1,945,000	1,951,297
Omega Healthcare Investors, Inc.	4.375	08/01/23	1,478,000	1,548,829
OneBeacon U.S. Holdings, Inc.	4.600	11/09/22	2,881,000	2,975,547
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,866,005
Pacific Continental Corp. (3 month LIBOR + 4.715%) (d)	4.847	06/30/26	510,000	510,066
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then SOFRRATE + 5.170%) (d)	5.375	06/15/30	5,000,000	5,366,035
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	10,561,335
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then SOFRRATE + 5.320%) (d)	5.500	10/15/30	9,650,000	10,149,574
PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	10,065,643
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(h)	7.250	02/15/29	3,000,000	3,111,940
Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,931,051
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/22	2,738,000	2,731,155
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/22	1,000,000	997,500
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/23	3,841,000	3,807,391
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/23	1,705,000	1,690,081
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/24	4,799,000	4,727,015
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/24	1,815,000	1,787,775
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/25	1,530,000	1,503,225
Pershing Road Development Co., LLC (3 month LIBOR + 0.400%) (d)(h)	0.520	09/15/26	1,415,000	1,381,747
Phillips-Van Heusen Corp.	7.750	11/15/23	1,666,000	1,878,081
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	5,085,309
Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	3.200	05/15/55	26,065,000	25,794,181

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
ProAssurance Corp.	5.300	11/15/23	5,001,000	$5,283,305
Prospect Capital Corp.	5.875	03/15/23	3,087,000	3,233,615
Qwest Corp.	6.750	12/01/21	1,920,000	1,920,000
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	7,338,593
ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,953,896
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	2.781	12/15/65	33,529,000	32,275,397
Reliant Bancorp Inc. (5.125% to 12/15/24, then SOFRRATE + 3.765%) (d)	5.125	12/15/29	13,000,000	13,268,157
Renasant Corp. (3 month LIBOR + 3.840%) (d)	3.960	09/01/26	4,100,000	3,961,380
Retail Opportunity Investments Partnership, LP	5.000	12/15/23	1,500,000	1,595,396
Royal Caribbean Cruises Ltd.	5.250	11/15/22	100,000	100,875
RPM Int’l., Inc.	3.450	11/15/22	371,000	378,081
Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	515,910
Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	4,548,968
SL Green Operating Partnership LP	3.250	10/15/22	752,000	762,908
Southern National Bancorp of Virginia, Inc. (5.875% to 01/31/22, then 3 month LIBOR + 3.950%) (d)(h)	5.875	01/31/27	2,000,000	2,006,037
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then SOFRRATE + 5.310%) (d)	5.400	09/01/30	2,000,000	2,099,999
Spend Life Wisely Co., Inc. (5.875% to 03/15/22, then 3 month LIBOR + 3.742%) (d)(h)	5.875	03/15/27	8,500,000	8,564,880
StanCorp Financial Group, Inc.	5.000	08/15/22	165,000	169,997
State Street Corp. (3 month LIBOR + 3.597%) (d)(g)	3.713	03/15/22	1,703,000	1,711,349
Steel Dynamics, Inc.	5.000	12/15/26	1,122,000	1,146,901
Sterling Bancorp (4.000% to 12/30/24, then SOFRRATE + 2.530%) (d)	4.000	12/30/29	9,700,000	10,024,178
Synchrony Bank	3.000	06/15/22	1,000,000	1,011,215
Synovus Financial Corp.	3.125	11/01/22	2,992,000	3,040,310
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)	5.750	06/15/29	4,000,000	4,068,123
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	2.366	05/15/67	24,473,000	20,985,598
Trimble Inc.	4.150	06/15/23	8,100,000	8,463,523
Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,948,470
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	11,766,971
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	10,853,260
United Insurance Holdings Corp.	6.250	12/15/27	2,250,000	2,312,838
Universal Insurance Holdings, Inc. (h)	5.625	11/30/26	7,000,000	7,028,004
USX Corp.	8.125	07/15/23	110,000	120,744
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(h)	6.500	09/01/28	6,000,000	6,341,246
Valley National Bancorp	5.125	09/27/23	8,201,000	8,758,647
VeriSign, Inc.	4.750	07/15/27	3,561,000	3,699,381
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then SOFRRATE + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	9,223,090
WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	2.269	05/15/67	570,000	530,100
Western Gas Partners LP	4.500	03/01/28	139,000	148,383
Westinghouse Air Brake Technologies Corp.	4.375	08/15/23	336,000	350,933
WT Holdings, Inc. (h)	7.000	04/30/23	18,000,000	18,499,619

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Residential Mortgage-Backed Securities - 0.1%				$1,259,163
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	194,647	195,202
Minnesota Housing Finance Agency	2.700	09/01/41	1,049,643	1,063,961

Sovereign Bonds - 0.2%				5,581,613
Antares Holdings LP (h)	6.000	08/15/23	4,830,000	5,178,852
BOC Aviation Ltd. (h)	3.000	05/23/22	400,000	402,761

Taxable Municipal Bonds - 0.1%				2,675,091
County of Reeves TX Certs. of Participation	6.375	12/01/21	25,074	25,074
Guam Gov’t. Business Privilege Tax Revenue	4.383	01/01/22	530,000	531,199
New Jersey Sports & Exposition Authority	6.076	03/01/23	190,000	194,622
Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	90,000	92,349
Summit County OH Development Finance Authority	6.250	05/15/26	535,000	537,324
Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	1,280,000	1,294,523

U.S. Government Agency Mortgage-Backed Securities - 8.5%				220,262,272
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	3,470,595	496,830
Fannie Mae Pool, Series 890163	5.500	03/01/24	51,092	51,656
Fannie Mae REMIC, Series 2010-2 SG (IO) (-1.0 times 1 month LIBOR + 6.450%, floor 0.000%, cap 6.450%) (d)	6.358	10/25/39	535,022	4,803
Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	129,000	135,533
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.458	02/25/41	1,064,114	47,909
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	6.408	03/25/42	7,559,846	1,578,168
Fannie Mae REMIC, Series 2012-14 SH (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	6.458	07/25/40	303,777	4,268
Fannie Mae REMIC, Series 2012-114 HS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.058	03/25/40	78,584	390
Fannie Mae REMIC, Series 2012-122 SA (IO) (-1.0 times 1 month LIBOR + 6.200%, floor 0.000%, cap 6.200%) (d)	6.108	02/25/40	622,227	8,629
Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	5,316,097	317,260
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	6.058	03/25/43	2,276,688	274,154
Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	2,644,819	129,051
Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	2,441,586	192,234
Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	6,867,400	378,557
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	5.084	09/25/43	10,914,610	1,385,226
Fannie Mae REMIC, Series 2013-111 AP	2.125	10/25/42	276,623	276,378
Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	2,975,190	184,261
Fannie Mae REMIC, Series 2018-66 CB	3.000	05/25/47	147,165	146,994
Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	1,870,464	119,402
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	3,431,560	3,476,169
Fannie Mae REMIC, Series 2020-82 EB	1.250	11/25/50	210,258	206,554
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,950,400	2,826,458
Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	1,491,000	1,487,101
Fannie Mae REMIC, Series 2021-23 JB	1.000	04/25/51	1,663,249	1,605,734
Fannie Mae REMIC, Series 2021-34 KZ	1.500	03/25/51	522,439	521,328

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	10,985,548	$10,774,756
Fannie Mae REMIC, Series 2021-57 EB	1.250	05/25/46	4,187,998	4,090,027
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,563,180	2,507,276
Freddie Mac Multifamily Structured Pass Through Certificates, Series K045 X1 (IO) (d)	0.429	11/25/25	175,693,550	2,032,282
Freddie Mac Multifamily Structured Pass Through Certificates, Series K050 X1 (IO) (d)	0.313	08/25/25	175,689,212	1,902,363
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056 X1 (IO) (d)	1.258	05/25/26	78,153,918	3,757,922
Freddie Mac Multifamily Structured Pass Through Certificates, Series K060 X1 (IO) (d)	0.069	10/25/26	221,990,437	913,202
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	6.561	02/15/41	1,118,896	62,159
Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	8,149,898	326,311
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	4.514	10/15/42	4,868,776	460,288
Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	3,296,680	176,470
Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	2,787,589	162,521
Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	1,396,898	128,744
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	6.611	02/15/42	1,213,733	141,911
Freddie Mac REMIC, Series 4328 DA	4.000	01/15/36	337,246	339,899
Freddie Mac REMIC, Series 4469 HA (c)	4.250	02/15/39	546,179	551,709
Freddie Mac REMIC, Series 4504 (IO)	3.500	05/15/42	236,906	2,533
Freddie Mac REMIC, Series 4746 NV	3.500	04/15/38	2,719,727	2,725,515
Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	6,847,702	782,303
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	935,755	948,646
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,720,270	3,593,574
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	3,644,151	3,652,006
Freddie Mac REMIC, Series 5129 BH	1.000	07/25/50	4,729,114	4,587,894
Freddie Mac REMIC, Series 5129 DM	1.000	08/25/50	4,745,660	4,586,707
Freddie Mac REMIC, Series 5141 PA	1.000	04/25/50	9,437,613	9,319,464
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	2,656,492	2,656,729
Freddie Mac REMIC, Series 5146 LZ	1.000	06/25/50	2,483,734	2,444,154
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	4,227,494	4,115,918
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,912,246	4,825,800
Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	5,586,594	5,587,969
Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	10,640	12,161
Ginnie Mae REMIC Trust, Series 2011-32 NA	4.000	06/20/40	62,156	62,578
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.718	04/16/53	26,697,690	282,590
Ginnie Mae REMIC Trust, Series 2013-35 A	1.618	02/16/40	74,322	74,556
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.199	10/16/56	50,053,034	805,048
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	4,233,014	240,640
Ginnie Mae REMIC Trust, Series 2016-137 (IO) (d)	0.548	10/16/56	23,672,324	829,071
Ginnie Mae REMIC Trust, Series 2017-24 (IO) (d)	0.806	12/16/56	56,069,703	2,518,449
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	8,015,723	274,353
Ginnie Mae REMIC Trust, Series 2017-169 (IO) (d)	0.588	01/16/60	114,974,936	5,169,905
Ginnie Mae REMIC Trust, Series 2018-25 (IO) (d)	0.474	02/16/60	100,632,890	4,181,357
Ginnie Mae REMIC Trust, Series 2019-37 (IO) (d)	0.803	11/16/60	17,021,986	1,119,349

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities (continued)
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	211,143	$4,252
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	264,569	16,049
Ginnie Mae REMIC Trust, Series 2019-63 (IO) (d)	0.796	12/16/60	50,677,665	3,155,556
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	406,257	25,624
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	375,244	13,816
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	403,512	11,580
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	415,098	15,032
Ginnie Mae REMIC Trust, Series 2019-94 (IO) (d)	0.963	08/16/61	25,206,664	1,721,638
Ginnie Mae REMIC Trust, Series 2019-118 (IO) (d)	0.858	06/16/61	26,695,555	1,620,767
Ginnie Mae REMIC Trust, Series 2019-122 (IO) (d)	1.032	07/16/61	34,336,786	2,458,696
Ginnie Mae REMIC Trust, Series 2019-124 (IO) (d)	1.046	06/16/61	68,151,859	5,044,621
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	5.959	03/20/48	6,530,698	767,247
Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	12,087,107	12,017,822
Ginnie Mae REMIC Trust, Series 2019-139 (IO) (d)	0.689	11/16/61	33,930,937	1,935,207
Ginnie Mae REMIC Trust, Series 2020-15 QC	1.500	02/20/50	4,346,598	4,316,032
Ginnie Mae REMIC Trust, Series 2020-20 (IO) (d)	0.737	05/16/61	26,819,207	1,707,568
Ginnie Mae REMIC Trust, Series 2020-40 (IO) (d)	1.034	01/16/62	35,228,295	2,767,323
Ginnie Mae REMIC Trust, Series 2020-44 (IO) (d)	1.102	02/16/62	79,138,237	6,586,129
Ginnie Mae REMIC Trust, Series 2020-47 MZ	3.500	04/20/50	1,011,958	1,020,683
Ginnie Mae REMIC Trust, Series 2020-47 YI (IO)	2.500	04/20/50	3,117,495	145,984
Ginnie Mae REMIC Trust, Series 2020-49 (IO) (d)	1.014	07/16/62	37,547,964	2,860,164
Ginnie Mae REMIC Trust, Series 2020-58 (IO) (d)	0.932	01/16/62	37,742,071	2,700,124
Ginnie Mae REMIC Trust, Series 2020-123 TZ	1.000	08/20/50	1,893,654	1,832,165
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,499,394	1,415,770
Ginnie Mae REMIC Trust, Series 2021-16 BU	1.000	01/20/51	580,001	579,836
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	2,033,092	1,945,028
Ginnie Mae REMIC Trust, Series 2021-29 PU	1.000	02/20/51	323,009	323,020
Ginnie Mae REMIC Trust, Series 2021-46 BU	1.000	03/20/51	224,566	223,977
Ginnie Mae REMIC Trust, Series 2021-46 PU	1.000	03/20/51	198,264	197,833
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	1,091,412	1,087,228
Ginnie Mae REMIC Trust, Series 2021-77 BA	1.000	07/20/50	4,480,113	4,355,953
Ginnie Mae REMIC Trust, Series 2021-89 BU	1.000	05/20/51	2,303,098	2,295,997
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	3,699,639	3,719,292
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	2,228,746	2,217,257
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,977,166	4,935,478
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	8,563,258	8,350,677
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	4,798,963	4,688,124
Ginnie Mae REMIC Trust, Series 2021-139 TZ	1.250	01/16/40	567,949	550,642
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	4,236,294	4,212,002
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	1,249,857	1,243,339
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	4,463,763	4,437,336
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	4,388,502	4,356,526
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	5,450,766	5,430,751
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,375,000	1,369,971

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.5%				$115,096,639
(COST $115,096,800)

Money Market Fund - 0.0%^				100,000
First American Gov’t. Obligations Fund Class X (a)	0.026		100,000	100,000

U.S. Government & Agency Securities - 4.5%				114,996,639
U.S. Treasury Bills (b)	0.024	12/02/21	40,000,000	39,999,947
U.S. Treasury Bills (b)	0.085	12/15/21	5,000,000	4,999,887
U.S. Treasury Bills (b)	0.068	12/16/21	10,000,000	9,999,808
U.S. Treasury Bills (b)	0.141	12/23/21	10,000,000	9,999,676
U.S. Treasury Bills (b)	0.081	12/30/21	30,000,000	29,998,953
U.S. Treasury Bills (b)	0.030	01/11/22	10,000,000	9,999,590
U.S. Treasury Bills (b)	0.045	02/22/22	10,000,000	9,998,778
TOTAL INVESTMENTS - 98.7% (COST $2,634,610,427)				2,547,097,349

NET OTHER ASSETS AND LIABILITIES - 1.3%				34,923,568

NET ASSETS - 100.0%				$2,582,020,917

(a)	Rate shown represents the 7-day yield at November 30, 2021.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at November 30, 2021.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at November 30, 2021.
(d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
(f)	Non-income producing security.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. As of November 30, 2021, the aggregate value of these securities was $843,507,219, representing 32.67% of net assets.
(i)	Issuer in default on interest and/or principal repayment.
(j)	Illiquid security at November 30, 2021.
^	Rounds to 0.0%.

Abbreviations:
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)

November 30, 2021

A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
Pty. Ltd.	Proprietary Limited Company under Australian law.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Società a responsabilità limitata is the Italian term for a public limited company.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$369,216,910	$–	$369,216,910
Commercial mortgage-backed securities	–	395,607,346	–	395,607,346
Convertible bonds	–	61,866,084	–	61,866,084
Corporate bonds	–	1,375,532,231	–	1,375,532,231
Residential mortgage-backed securities	–	1,259,163	–	1,259,163
Sovereign bonds	–	5,581,613	–	5,581,613
Taxable municipal bonds	–	2,675,091	–	2,675,091
U.S. government agency mortgage-backed securities	–	220,262,272	–	220,262,272
Total bonds	–	2,432,000,710	–	2,432,000,710
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	114,996,639	–	114,996,639
Total short-term investments	100,000	114,996,639	–	115,096,639
Total investments	$100,000	$2,546,997,349	–	$2,547,097,349

The Fund did not invest in any level-3 investments during the fiscal year ended November 30, 2021.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)

November 30, 2021

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 to November 30, 2021.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Six-Month Period Ended November 30, 2021	Expense Ratio for the Period	Beginning Account Value 06/01/21	Ending Account Value 11/30/21	Expenses Paid During the Period*
LargeCap Fund
Actual	0.99%	$1,000.00	$989.34	$4.94
Hypothetical (5% return before expenses)	0.99%	$1,000.00	$1,020.04	$5.01
MidCap Fund
Actual	1.13%	$1,000.00	$944.73	$5.51
Hypothetical (5% return before expenses)	1.13%	$1,000.00	$1,019.33	$5.72
Bond Fund
Actual	0.71%	$1,000.00	$1,009.14	$3.58
Hypothetical (5% return before expenses)	0.71%	$1,000.00	$1,021.44	$3.60

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2021 (In thousands, except per share amounts)

	LARGECAP FUND	MIDCAP FUND		BOND FUND

Assets
Total investments in securities, at value (a)	$165,277	$60,883		$2,547,097
Cash	–	–		16,151
Due from sale of securities	1,314	457		236
Receivable from fund shares sold	20	–		5,254
Dividends and interest receivable	269	94		18,930
Prepaid expenses	9	5		106
Total Assets	166,889	61,439		2,587,774
Liabilities
Due on purchase of securities	1,278	395		–
Payable for fund shares redeemed	3	–		4,199
Line of credit	–	42		–
Accrued expenses payable	33	26		141
Accrued directors expense payable	–	–		2
Due to Advisor	133	59		1,411
Total liabilities	1,447	522		5,753
Net assets	$165,442	$60,917		$2,582,021
Net assets consist of
Capital stock ($.001 par value)	$103,517	$35,704		$2,939,028
Total distributable earnings (accumulated deficit)	61,925	25,213		(357,007)
Net Assets	$165,442	$60,917		$2,582,021
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,570	3,570		233,829
Offering and redemption price	$105.38	$17.07	(b)	$11.04

(a) Cost of investments in securities	$111,356	$40,973		$2,634,610
(b) Does not recalculate due to rounding.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

Year Ended November 30, 2021 (In thousands)

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Investment income
Interest	$ –	$ –	$110,087
Dividends	2,816	835	–
Less foreign taxes withheld	(8)	(4)	–
Total investment income	2,808	831	110,087
Expenses
Investment advisory fees	1,528	601	14,832
Shareholder servicing costs	75	28	1,030
Administrative & accounting services fees	132	76	739
Custody fees	13	6	199
Directors fees	31	26	157
Federal & state registration	33	30	101
Professional fees	36	34	78
Interest expense from line of credit (see note 2)	2	–	–
Other expenses	34	25	468
Total expenses	1,884	826	17,604
Less expenses reimbursed by Advisor	(259)	(128)	–
Net expenses	1,625	698	17,604
Net investment income	1,183	133	92,483
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	8,207	6,395	(26,579)
Net unrealized appreciation (depreciation) on investments	27,473	8,182	102,811
Net realized and unrealized gain (loss)	35,680	14,577	76,232
Increase (Decrease) in net assets resulting from operations	$36,863	$14,710	$168,715

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	LARGECAP FUND		MIDCAP FUND		BOND FUND

	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations
Net investment income	$1,183	$1,302	$133	$172	$92,483	$128,039
Net realized gain (loss) on investments	8,207	(989)	6,395	(707)	(26,579)	(110,870)
Net unrealized appreciation (depreciation) on investments	27,473	19,060	8,182	6,579	102,811	(168,300)
Net increase (decrease) in net assets resulting from operations	36,863	19,373	14,710	6,044	168,715	(151,131)
Distributions to shareholders
Total distributions to shareholders	(1,302)	(3,502)	(172)	(1,306)	(103,580)	(131,066)
Net increase (decrease) in net assets resulting from distributions to shareholders	(1,302)	(3,502)	(172)	(1,306)	(103,580)	(131,066)
Fund share transactions
Proceeds from shares sold	7,105	7,694	3,008	4,055	951,450	797,584
Reinvestment of distributions	1,278	3,443	171	1,292	96,748	122,456
Cost of shares redeemed	(19,589)	(14,787)	(7,392)	(4,601)	(797,841)	(2,159,936)
Net increase (decrease) in net assets resulting from fund share transactions	(11,206)	(3,650)	(4,213)	746	250,357	(1,239,896)
Total increase (decrease) in net assets	24,355	12,221	10,325	5,484	315,492	(1,522,093)
Net assets
Beginning of year	141,087	128,866	50,592	45,108	2,266,529	3,788,622
End of year	$165,442	$141,087	$60,917	$50,592	$2,582,021	$2,266,529

Share transactions
Shares sold	69	135	175	491	86,468	72,294
Shares issued in reinvestment of distributions	15	46	13	104	8,892	11,469
Shares redeemed	(195)	(220)	(451)	(433)	(72,825)	(201,403)
Net increase (decrease) in fund shares outstanding	(111)	(39)	(263)	162	22,535	(117,640)

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2021

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/ premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to estimated maturity. Management has evaluated and adopted ASU 2017-08 and concluded these changes do not have a material impact on the Funds’ financial statements.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at November 30 2021.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 4, 2022, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 3.25% as of November 30, 2021. As of November 30, 2021, the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $3,000,000 and Bond Fund - $130,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the fiscal year ended November 30, 2021.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$70,611	3.25%	$2,327	$2,583,000	07/30/2021 to 08/01/2021
MidCap Fund	$14,729	3.25%	$485	$814,000	05/12/2021
Bond Fund	$7,534	3.25%	$248	$2,750,000	02/04/2021

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2021, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Notes 5, 6 and 7, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2022 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the fiscal year ended November 30, 2021, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $258,567 and $127,967, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of November 30, 2021, affiliated shareholders whose individual accounts are greater than 10% held 10.23% and 29.32% of outstanding shares of the LargeCap Fund and MidCap Fund, respectively. Transactions by the shareholders may have a material impact on the Funds.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. Effective September 1, 2021, as compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of-pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. Prior to September 1, 2021, each Fund paid TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value and as of May 1, 2021 sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the fiscal year ended November 30, 2021, in the following amounts:

Administrative & Accounting Fees Paid
LargeCap Fund	$81,405
MidCap Fund	$60,747
Bond Fund	$485,303

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the fiscal year ended November 30, 2021, the amounts reimbursed by the Funds to the Advisor were:

Intermediary Fees Reimbursed
LargeCap Fund	$19,130
MidCap Fund	$3,463
Bond Fund	$666,768

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the fiscal year ended November 30, 2021 were as follows:

	Securities other than U.S. Government and Short-term Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$19,423,798	$30,684,527	$–	$–
MidCap Fund	$11,456,008	$15,602,059	$–	$–
Bond Fund	$848,893,807	$667,499,307	$962,721,106	$874,498,364

NOTE 5 – INCOME TAX INFORMATION

At November 30, 2021, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Federal tax cost	$111,573,658	$41,320,611	$2,634,610,427

Unrealized appreciation	$61,305,613	$22,786,417	$40,177,919
Unrealized depreciation	(7,601,798)	(3,223,613)	(127,690,997)
Net unrealized appreciation (depreciation)	$53,703,815	$19,562,804	($87,513,078)
Distributable ordinary income	1,181,559	261,054	15,992,955
Distributable long-term capital gains	7,039,715	5,389,152	–
Post-October losses	–	–	(41,452)
Capital loss carryforwards	–	–	(285,445,420)
Total distributable earnings (accumulated deficit)	$61,925,089	$25,213,010	($357,006,995)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

The tax basis post-October losses as of November 30, 2021 and capital loss carryforward as of November 30, 2021, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Post-October losses
Short-term	$–	$–	($39,154)
Long-term	–	–	(2,298)
Total Post-October losses	$–	$–	($41,452)
Net capital loss carryforward
Short-term	$–	$–	($50,165,406)
Long-term	–	–	(235,280,014)
Total capital loss carryforward	$–	$–	($285,445,420)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

During the fiscal year ended November 30, 2021, the LargeCap Fund, MidCap Fund and Bond Fund utilized capital loss carryforwards in the amount of $748,278, $870,664 and $1,454,699, respectively. Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

The tax components of distributions paid during fiscal years ended November 30, 2021 and November 30, 2020 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Fiscal year ended November 30, 2021
Distributions paid from
Ordinary income	$1,302,301	$171,632	$103,580,283
Long-term capital gains	–	–	–
Total distributions paid	$1,302,301	$171,632	$103,580,283
Fiscal year ended November 30, 2020
Distributions paid from
Ordinary income	$1,578,138	$155,807	$131,065,684
Long-term capital gains	1,923,289	1,149,402	–
Total distributions paid	$3,501,427	$1,305,209	$131,065,684

The following distributions were declared on December 21, 2021, payable to shareholders on December 22, 2021:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Ordinary income distributions
Amount	$1,182,983	$262,626	$22,741,113
Per share	$0.76	$0.07	$0.10
Long-term capital gains distributions
Amount	$7,039,925	$5,389,316	$–
Per share	$4.49	$1.52	$–

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2021

NOTE 6 – CORONAVIRUS (COVID-19) PANDEMIC

As a result of the global outbreak of the 2019 novel coronavirus (“COVID-19”), along with resulting voluntary and governmental actions, including but not limited to mandatory business closures, public gathering limitations, restrictions on travel and quarantines, as well as supply chain disruptions has meaningfully unsettled the global economy and markets. Businesses across most sectors have experienced significant challenges to their revenues and business, which could lead to widespread defaults on outstanding corporate debt or make it difficult for businesses to continue as a going concern. Although the long-term economic fallout of COVID-19 is difficult to predict, it has had and is expected to continue to have ongoing material adverse effects across many, if not all, aspects of regional, national and global economies. These current market conditions (as well as market conditions arising from similar infectious illnesses) are likely to amplify the other risks to which the Funds are subject. They also subject each Fund to a variety of unknown risks, including the risk that government actions and intervention in the markets distort which businesses emerge successfully from these conditions and which do not or that they unintentionally exacerbate these conditions.

NOTE 7 – LIBOR DISCONTINUATION RISK

The London Interbank Offered Rate (“LIBOR”) is expected to cease to be available, or appropriate for use, by June 30, 2023. Many financial instruments use or may use a floating rate based on the LIBOR which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Bond Fund or the financial instruments in which the Bond Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Bond Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of the first half of 2023.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of certain tenors of the London Interbank Offered Rate (LIBOR) and other LIBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Funds’ investments, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND	Year Ended November 30,
	2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$83.93	$74.93	$66.36	$65.77	$57.48
Income from investment operations
Net investment income	0.76	0.78	0.68	0.55	0.37
Net realized and unrealized gains (losses) on investments	21.47	10.29	8.41	0.59	8.38
Total from investment operations	22.23	11.07	9.09	1.14	8.75
Less distributions
Distributions from net investment income	(0.78)	(0.60)	(0.52)	(0.45)	(0.46)
Distributions from net realized gains	–	(1.47)	–	(0.10)	–
Total distributions	(0.78)	(2.07)	(0.52)	(0.55)	(0.46)
Net asset value, end of period	$105.38	$83.93	$74.93	$66.36	$65.77
Total return	26.71%	15.08%	13.93%	1.72%	15.32%
Ratios and supplemental data
Net assets, end of period (millions)	$165.4	$141.1	$128.9	$121.7	$129.0
Ratios to average net assets:
Ratios of expenses	0.99%	0.99%	1.03%	1.05%	1.10%
Ratio of expenses without reimbursement	1.15%	1.23%	1.23%	1.21%	1.22%
Ratio of net investment income	0.72%	1.09%	0.96%	0.80%	0.59%
Ratio of net investment income without reimbursement	0.56%	0.85%	0.76%	0.64%	0.47%
Portfolio turnover rate	12%	25%	24%	29%	89%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Year Ended November 30,
	2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$13.20	$12.29	$12.02	$13.73	$12.53
Income from investment operations
Net investment income	0.05	0.04	0.04	0.03	0.01
Net realized and unrealized gains (losses) on investments	3.87	1.23	0.93	(0.75)	1.78
Total from investment operations	3.92	1.27	0.97	(0.72)	1.79
Less distributions
Distributions from net investment income	(0.05)	(0.04)	(0.03)	(0.01)	(0.01)
Distributions from net realized gains	–	(0.32)	(0.67)	(0.98)	(0.58)
Total distributions	(0.05)	(0.36)	(0.70)	(0.99)	(0.59)
Net asset value, end of period	$17.07	$13.20	$12.29	$12.02	$13.73
Total return	29.75%	10.56%	9.78%	(5.85% )	14.78%
Ratios and supplemental data
Net assets, end of period (millions)	$60.9	$50.6	$45.1	$45.0	$50.9
Ratios to average net assets:
Ratios of expenses	1.14%	1.15%	1.15%	1.15%	1.20%
Ratio of expenses without reimbursement	1.35%	1.53%	1.53%	1.42%	1.44%
Ratio of net investment income	0.22%	0.42%	0.37%	0.19%	0.06%
Ratio of net investment income (loss) without reimbursement	0.01%	0.04%	(0.01% )	(0.08% )	(0.18% )
Portfolio turnover rate	19%	37%	34%	30%	29%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Year Ended November 30,
	2021	2020	2019	2018	2017
Per share operating performance
Net asset value, beginning of period	$10.73	$11.52	$11.38	$11.45	$11.22
Income from investment operations
Net investment income	0.42	0.52	0.40	0.36	0.35
Net realized and unrealized gains (losses) on investments	0.36	(0.83)	0.13	(0.09)	0.27
Total from investment operations	0.78	(0.31)	0.53	0.27	0.62
Less distributions
Distributions from net investment income	(0.47)	(0.48)	(0.39)	(0.34)	(0.39)
Distributions from net realized gains	–	–	–	–	–
Total distributions	(0.47)	(0.48)	(0.39)	(0.34)	(0.39)
Net asset value, end of period	$11.04	$10.73	$11.52	$11.38	$11.45
Total return	7.43%	(2.60% )	4.70%	2.37%	5.57%
Ratios and supplemental data
Net assets, end of period (millions)	$2,582.0	$2,266.5	$3,788.6	$3,655.2	$2,620.6
Ratios to average net assets:
Ratios of expenses	0.71%	0.72%	0.71%	0.71%	0.71%
Ratio of net investment income	3.75%	4.27%	3.49%	3.21%	3.01%
Portfolio turnover rate	34%	38%	53%	39%	43%

See Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Directors of Thompson IM Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thompson IM Funds, Inc., comprising Thompson LargeCap Fund, Thompson MidCap Fund,and Thompson Bond Fund (the “Funds”), as of November 30, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 27, 2022

DIRECTORS AND OFFICERS (Unaudited)

Information as of December 31, 2021

Name and Birth Date	Position(s) Held with Thompson IM Funds, Inc. and Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Thompson IM Funds Overseen by Director	Other Directorships Held by Director
Independent Directors
George E. Austin Birth date: 9/15/52	Chairman since 2021 Director since 2011	● President of AVA Civic Enterprises Inc. (consulting firm), since 2011 ● Director of W. Jerome Frautschi Foundation Inc. (private foundation), since 2012; President from 1998 to 2012 ● Director of the Home Savings Bank since 1998 ● Director of Overture Development Corporation (support organization for Overture Center Foundation), since 2001; President from 2001 to 2009	3	None
Cornelia Boyle Birth date: 9/23/53	Director since 2015	● Currently retired ● Director of North Track Funds, Inc. (investment company) from 2003 to 2009 ● Trustee of Ziegler Exchange Traded Trust (investment company) from 2005 to 2009 ● Executive Vice President and Chief Operations Officer, AIG Sun America Retirement Markets, Inc. (distribution and marketing company for variable annuity and retirement products) from 2000 to 2003 ● Executive Vice President, Fidelity Investments from 1996 to 2000	3	None
Patricia Lipton Birth date: 12/9/42	Chairman from 2018 to 2021 Director since 2007	● Currently retired ● Executive Director, State of Wisconsin Investment Board (“SWIB”) from 1989 to 2004 ● Assistant Executive Director, SWIB from 1982 to 1989 ● Former Director, State Tax Policy Bureau of the Wisconsin Department of Revenue	3	None
Joyce Minor Birth date: 5/1/66	Director since 2019	● Professor of Economics, Macalester College, since 2008 ● Senior Vice President, Equity Research, Lehman Brothers (investment bank), 1996-2004 ● Vice President, Equity Research, Duff & Phelps (financial advisory and consultancy firm), 1994-1996	3	None

DIRECTORS AND OFFICERS (Unaudited) (Continued)

Information as of December 31, 2021

Name and Birth Date	Position(s) Held with Thompson IM Funds, Inc. and Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Thompson IM Funds Overseen by Director	Other Directorships Held by Director
Interested Directors and Officers
Jason L. Stephens (2) Birth date: 10/15/74	Director since 2011 Chief Executive Officer since 2015 President since 2020	● Chief Executive Officer of Thompson Investment Management (“TIM”) since 2015 ● President of TIM since 2020 ● Corporate Secretary of TIM from 2004 to 2020 ● Portfolio Manager of TIM since 2007 ● A Chartered Financial Analyst	3	None
James T. Evans Birth date: 6/6/75	Vice President since 2009	● Chief Investment Officer of TIM since 2009 ● Portfolio Manager of TIM since 2008 ● Managing Director of Nakoma Capital Management from 2000 to 2005 ● A Chartered Financial Analyst	N/A	N/A
Penny M. Hubbard Birth date: 6/2/61	Chief Financial Officer and Treasurer since 2005	● Vice President of TIM since 2004 ● Corporate Secretary of TIM since 2020 ● Assistant Vice President - Client Services of TPA and various other capacities 1984-2004	N/A	N/A
Nedra S. Pierce Birth date: 10/2/61	Chief Compliance Officer since 2006	● Chief Compliance Officer of TIM since 2006 ● Director of Business Development of TIM from 2004 to 2006 and since 2010 ● Director of Business Development of TPA from 1998 to 2003	N/A	N/A
Lesley T. Bailey Birth date: 9/30/78	Vice President since 2021 Secretary since 2010	● Fund Accounting and Administration at TIM since 2004 ● Fund Accounting and Administration at TPA from 2001 to 2004	N/A	N/A
Patsy J. Endres Birth date: 3/4/62	Assistant Vice President since 2021	● Fund Accounting and Administration at TIM since 2019	N/A	N/A

The address of each Director and officer as it relates to the Company’s business is 1255 Fourier Dr., Suite 200, Madison WI 53717.

(1) Officers of the Company serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Investment Company serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2) Jason L. Stephens is an “interested person” of the Company by virtue of his position with the Company and TIM.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

Investment Advisor

Thompson Investment Management, Inc.
1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-PORT are also available without charge, upon request, by calling 1-800-999-0887.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the “Act”) requires that the existing Investment Advisory Agreement (the “Agreement”) for Thompson IM Funds, Inc. (the “Funds”) be approved annually by a vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Agreement or “interested persons” of the Funds as that term is defined in the Act (the “Independent Directors”).

At its in-person meeting on November 17, 2021, the Board of Directors of the Funds voted unanimously to renew the Agreement between the Funds and Thompson Investment Management, Inc. (the “Advisor”) for each of the LargeCap Fund, the MidCap Fund, and the Bond Fund (each of these series of the Funds is sometimes referred to as a “Fund” in this section). The approval of the Agreement included the approval of all of the Independent Directors.

The Board’s approval of the Agreement was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the performance of each of the Funds in comparison to its benchmark index and to a peer group of mutual funds; (3) the management fees and total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds and with respect to fees charged by the Advisor to other clients whose assets are managed under similar objectives and strategies; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors in each case.

In connection with the approval process, both the Independent Directors as well as the full Board met separately in person on November 17, 2021, and the full Board met by telephone on November 10, 2021, to consider information relevant to the approval process. The Independent Directors and the full Board are referred to collectively as the “Board” in this section.

To facilitate evaluation of the Agreement, the Board worked with the Advisor and independent legal counsel to request, obtain, and review information prepared or compiled by the Advisor as well as an independent analysis of each Fund’s performance, expenses, and profitability prepared by Broadridge, a leading independent provider of data for independent directors of investment companies for purposes of their review of investment advisory agreements. Information reviewed included a memorandum from Fund counsel discussing the fiduciary duty of Directors under Section 15(c) of the Act; an executive summary and memorandum from Fund management providing its recommendation regarding the Agreement; the Advisor’s analysis of profitability of the Advisor through its relationship with the Funds, including under the Agreement as well as the profitability of related service contracts with the Advisor; a separate profitability comparison prepared by Broadridge; a detailed statistical report from Broadridge comparing each Fund’s respective performance and expenses with both a comparison “group” and a comparison “universe” and a report from Broadridge outlining its methodology in preparing that report; supplementary performance information as of the most recent calendar quarter for the Funds, including a comparison of each Fund’s performance to an applicable category of funds as determined by Morningstar, Inc., a ranking service widely recognized in the mutual fund industry; information regarding the composition of and fees charged for standardized investment products offered to separately managed account clients of the Advisor; the Advisor’s Form ADV, which, among other things, showed fees charged by the Advisor to manage the investments of other clients with objectives and programs similar to the Funds; the Agreement and other service agreements with the Advisor; and background information on the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer. In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports (including in some instances via live videoconference) from the Fund’s portfolio managers and reports from the Funds’ Chief Compliance Officer. Throughout the review and approval process, the Independent Directors were represented by independent legal counsel. The Board consulted with independent legal counsel and the Advisor throughout the review and approval process to evaluate the information provided, including the methodology employed by Broadridge in the reports produced for the Board, and to confirm that the content of the information produced as a result of its follow-up requests was satisfactory.

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor and with affiliates of the Advisor, and additional services provided by the Advisor that were not required under any of those agreements. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. It noted that in addition to considering these factors at this meeting, it had also considered many of these factors during the course of its quarterly meetings over the past year as well as at its November 10 special meeting. The Board considered that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology and administrative services necessary for operation of the Funds; and performs regular compliance and risk-analysis functions for the Funds.

The Board believed that the nature, extent, and quality of services provided by the Advisor were comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs and were being performed by the Advisor in a competent and appropriate manner.

The Board reviewed the one-, two-, three-, four-, five- and ten-year investment performances of each Fund.

The Board observed that the investment performance for the LargeCap Fund was in the top 20 percent of its Broadridge performance group and performance universe for the one- and two-year periods as well as in the top 40 percent or 60 percent of its performance group and performance universe for each other period measured.

The Board observed that the performance of the MidCap Fund ranked in the top 20 percent of its performance group for the one-, two-, four-, and five-year periods and of its performance universe for the one-, two-, three-, and five-year periods, as well as that the Fund ranked in the top 40 percent for all other periods with respect to both its performance group and its performance universe.

The Board noted that the Bond Fund ranked in the top 20 percent of its performance group for the one-, four-, five-, and ten-year periods and of its performance universe for the one-, five-, and ten year periods, while ranking in the top 40 percent of its performance universe for the four-year period. It noted, however, that the Fund ranked in the bottom 20 percent of its performance group and performance universe for both the two- and three-year periods.

The Board determined that relative to the performances of comparable funds and to each Fund’s benchmark index, the performance of each Fund was within an acceptable range and was generally in line with its expectations in light of the strategies employed by the Advisor.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board compared information relating to the various management fees charged to separately managed accounts of the Advisor that have relatively analogous investment objectives as those of a Fund. Among the information reviewed by the Board was information relating to standardized investment products offered to separately managed account clients of the Advisor. The Board determined that these standardized products in most instances had investment objectives and styles that were sufficiently different from the investment objectives and styles of any of the Funds so as to make the comparison of limited utility. With respect to those standardized products available to separately managed account clients of the Advisor that the Board determined to be sufficiently similar in investment objective and strategy to a Fund to be relevant for comparative purposes, the Board determined that in light of the significantly different level of services and resources required for the management of these products and the Funds, the management fees charged by the Advisor with respect to each of the Funds were reasonable relative to the management fees charged by the Advisor with respect to the relevant standardized separately managed account product.

The information provided by Broadridge indicated that the advisory fees of the LargeCap Fund, after taking into account the waiver of a portion of those fees, were in the highest 40 percent of both the Fund’s Broadridge comparison group and comparison universe. The Board observed that after accounting for the fee waiver instituted by the Advisor, which provided for a ceiling on the maximum total expense ratio that the Fund could incur at 0.99 percent of average daily net assets of the Fund, the Fund was near the median of its comparison group from a total-expense-ratio perspective. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the LargeCap Fund were reasonable.

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board noted that the MidCap Fund’s actual management fees after taking into account the waiver of a portion thereof by the Advisor ranked in the lowest 40 percent of its comparison group and the middle quintile of its comparison universe. It further observed that its total expenses ranked in the middle quintile of its comparison group. The Board observed that the total expense ratio and the non-management expense ratio of the Fund continued to be relatively high as compared to the Fund’s Broadridge comparison universe, but that the actual management fees of the Fund compared more favorably relative to that universe. The Board considered that the Advisor was proposing to continue the fee waiver for the Fund, capping the maximum total expense ratio that the Fund could incur at 1.15 percent. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the MidCap Fund were reasonable.

The Board noted that the Bond Fund’s contractual management fee was the highest of its Broadridge comparison group and that its actual management fee was the highest of both its comparison group and comparison universe. The Board also noted, however, that the Fund’s total expense ratio was in the lowest 40 percent of both its Broadridge comparison group and comparison universe, which the Board determined was reasonable.

With regard to profitability, the Board noted that the Advisor’s pre-tax profitability before accounting for marketing fees borne by the Advisor, as well as its profitability on a post-marketing basis, ranked above the median of firms included in the Broadridge analysis. The Board observed that all of the investment advisors for which profitability information was publicly available and that were included in the Broadridge comparison were publicly traded entities having materially different marketing strategies from that of the Advisor. The Board considered profitability challenges arising as a result of the ongoing COVID-19 pandemic. The Board determined that the operating margins of the Advisor were reasonable and, after reviewing information provided by Broadridge and reviewing the Advisor’s own analysis, the Board concluded that the cost of services provided by the Advisor and its affiliates to the Funds and the profits realized with respect thereto were reasonable.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase. It noted that the Agreement provides for a fee breakpoint at $50 million of assets. This breakpoint is equal to ten basis points for the LargeCap Fund and MidCap Fund and five basis points for the Bond Fund. The Board considered that an increase in assets could provide economies of scale in the Funds’ operations. However, it noted that the level of assets of both the LargeCap Fund and the MidCap Fund presented no meaningful opportunity for such economies. Therefore the Board concluded that neither of these Funds was likely to realize material economies of scale until its assets grew significantly. The Board noted that assets in the Bond Fund had not reached a point where the Fund was realizing any material economies of scale, particularly after accounting for a recent decline in assets of that Fund.

The Board considered additional benefits to the Advisor arising from the Agreement, such as that the Funds may enhance the Advisor’s reputation as an investment adviser, thereby helping the Advisor to attract other clients and investment personnel. The Board determined that benefits of the sort derived from the Agreement were consistent with the benefits received by other advisers to mutual funds.

Based primarily on these considerations, the Board renewed the Agreement with respect to each Fund.

TP - ANNUAL

Item (b): No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant’s principal executive officer, principal financial officer and principal accounting officer. The Registrant’s Code of Ethics (as defined in Item 2(b) of Form N-CSR) and any amendments or waivers thereto are available on the Registrant’s website at www.thompsonim.com.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Joyce Minor, a director of the Registrant since 2019, has been determined to be an audit committee financial expert and is “independent” within the meaning of Item 3(a)(2) of Form N-CSR. Ms. Minor holds a Bachelor of Economics degree from Macalester College and a Master of Business Administration degree from Harvard University. She currently serves as Karl Egge Professor of Economics at Macalester College, where she has taught courses on securities analysis, investment banking, and applied economics. Ms. Minor has experience working in the investment banking industry in roles as senior vice president and equity research analyst. She has extensive professional experience relating to financial statement analysis, capital structure considerations, and equity valuations.

Item 4. Principal Accountant Fees and Services.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit-related, tax and other services and products provided by Cohen & Company, Ltd., the Registrant’s principal accountant.

	Fiscal Year Ended November 30,
	2020	2021
Audit Fees(1)	$41,500.00	$41,500.00
Audit-Related Fees(2)	$0.00	$0.00
Tax Fees(3)	$9,000.00	$9,000.00
All Other Fees(4)	$0.00	$0.00
TOTAL	$50,500.00	$50,500.00

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(1)	This category relates to professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(2)	This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under “Audit Fees” above.

(3)	This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. For 2020 and 2021, the tax services provided by the Registrant’s principal accountant specifically related to the preparation of the Registrant’s federal and state income and excise tax returns and a review of the Registrant’s distributions of capital gains and dividend and interest income.

(4)	This category relates to products and services provided by the principal accountant other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

Cohen & Company, Ltd. did not bill any amounts over the last two fiscal years for services or products provided to Thompson Investment Management, Inc., the Registrant’s investment advisor, or any entity controlling, controlled by or under common control with such advisor that provides ongoing services for the Registrant.

The audit committee of the Registrant’s Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant.

No services described in paragraphs (b)-(d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Annual Report to Shareholders dated as of November 30, 2021 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

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Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference
12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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Exhibit No.	Description of Exhibit
12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 4th day of February 2022.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 4th day of February 2022.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial Officer (Principal Financial Officer)

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